UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2006

                    Date of reporting period: March 31, 2006

Item 1.    Reports to Stockholders.

TURNER FUNDS                                                   SEMIANNUAL REPORT

                                                      March 31, 2006 (unaudited)




                                  GROWTH FUNDS
                                  ------------
                          Turner Large Cap Growth Fund
                             Turner Core Growth Fund
                          Turner Strategic Growth Fund
                            Turner Midcap Growth Fund
                          Turner Small Cap Growth Fund
                          Turner Micro Cap Growth Fund

                                   CORE FUNDS
                                   ----------
                          Turner Small Cap Equity Fund

                             SECTOR/SPECIALTY FUNDS
                             ----------------------
                             Turner Technology Fund
                         Turner Concentrated Growth Fund
                           Turner New Enterprise Fund

                                   VALUE FUNDS
                                   -----------
                           Turner Large Cap Value Fund

[BLANK PAGE]

       CONTENTS


   2   Letter to shareholders

   5   Total returns of Turner Funds

   7   Investment review:
       Turner Large Cap Growth Fund

   8   Investment review:
       Turner Core Growth Fund

   9   Investment review:
       Turner Strategic Growth Fund

  10   Investment review:
       Turner Midcap Growth Fund

  11   Investment review:
       Turner Small Cap Growth Fund

  12   Investment review:
       Turner Micro Cap Growth Fund

  13   Investment review:
       Turner Small Cap Equity Fund

  14   Investment review:
       Turner Technology Fund

  15   Investment review:
       Turner Concentrated Growth Fund

  16   Investment review:
       Turner New Enterprise Fund

  17   Investment review:
       Turner Large Cap Value Fund

  18   Financial statements

  72   Notes to financial statements

  77 Board of Trustees considerations in approving the Advisory Agreement

  78   Disclosure of fund expenses



TURNER FUNDS

As of March 31, 2006 the Turner Funds offered a series of 11 mutual funds to individual and institutional investors. Except for the Turner Core Growth Fund, Class I Shares and the Turner Large Cap Value Fund, which require a $250,000 minimum initial investment, the minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund.) Turner Investment Partners, Inc., founded in 1990, invests approximately $21 billion in equity portfolios on behalf of individuals and institutions. Turner Investment Management LLC, an affiliate of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

                                           TURNER FUNDS 2006 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


TO OUR SHAREHOLDERS


The stock market generated what might be called a stealth rally in the six-month period ended March 31, 2006. The stock market shrugged off a persistent bearishness -- worries about high oil prices, rising interest rates, a potential acceleration of inflation, and slowing corporate earnings -- to quietly, unobtrusively earn an above-average gain.

The S&P 500 Index, for instance, advanced 6.38%, while small and mid-cap stocks produced even more robust results: the small-cap Russell 2000 Index rose 15.23%, and the Russell Midcap Index climbed 10.14%. According to some market pundits, the past six-month period was supposed to be a time when large-cap stocks outperformed their smaller counterparts. But the past six months have merely extended small-cap stocks' streak of outperformance versus large caps to seven years (the historical average has been about five years).

As the stock market advanced discreetly upward, the economy and corporate profits continued to grow at a slower but possibly more sustainable pace, and the core inflation rate remained tame. Profits, which drive stock prices in the long run, grew at a double-digit clip, better than the 7% average that has been the case since the 1980s. Indeed, if the stealth bull market can be attributed to a single factor, it's the sustained, healthy growth in corporate earnings: the companies in the S&P 500 Index have reported earnings increases of at least 10% for 16 consecutive quarters, a record. And Wall Street analysts expect those companies to continue reporting double-digit earnings growth throughout 2006; the consensus is for an increase of 12.0%.

THE WORRY OF WORRIES: INTEREST RATES

The biggest bearish worry, of course, was interest rates. Investors feared that the Federal Reserve's continuing series of rate hikes, designed to keep inflation in check, would unduly raise the cost of borrowing for consumers and corporate America, stifle consumer spending, diminish profits, and end the bull market begun in late 2002. In March the Fed increased its short-term rate by a quarter-point, to 4.75% -- the 15th consecutive hike since June 2004, when it began to raise rates from a 46-year low.

Like a broken record, market strategists have been predicting repeatedly since early 2005 that the Fed was about to stop raising rates. And although escalating rates have confounded those expectations and darkened investor sentiment, they failed to trump earnings as the prime influence on the market.

Our own 11 Turner funds capitalized on the good earnings news for the period. All of them recorded positive returns, nine of them outperformed their benchmarks, and nine of them generated double-digit gains. And just as small and mid-cap stocks performed best, our small and mid-cap funds gained the most.

OUR FUNDS PERFORM AS EXPECTED

In general, our funds performed in line with their historical patterns. When the market goes up, as it did in the past six months, our funds, especially our growth funds, tend to go up as well and outperform. When the market heads south, our funds tend to produce market-like losses, with our core and value funds tending to outperform then.

Here are the specific returns for each of our funds and their benchmarks in the past six months:

(CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 224-6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION.)

--------------------------------------------------------------------------------
TOTAL RETURNS
Six-month period ended March 31, 2006

GROWTH FUNDS

TURNER LARGE CAP GROWTH FUND (TSGEX)                   6.55%
Russell Top 200 Growth Index                           4.19
Russell 1000 Growth Index                              6.16

TURNER CORE GROWTH FUND, CLASS I (TTMEX)               9.29
S&P 500 Index                                          6.38
Russell 1000 Growth Index                              6.16

TURNER STRATEGIC GROWTH FUND (TLCGX)                  13.01
Russell 1000 Growth Index                              6.16
S&P 500 Index                                          6.38

TURNER MIDCAP GROWTH FUND,
CLASS I (TMGFX)                                       15.92
Russell Midcap Growth Index                           11.32

TURNER SMALL CAP GROWTH FUND (TSCEX)                  20.38
Russell 2000 Growth Index                             16.20

TURNER MICRO CAP GROWTH FUND (TMCGX)                  13.32
Russell 2000 Growth Index                             16.20

SECTOR/SPECIALTY FUNDS

TURNER TECHNOLOGY FUND (TTECX)                        23.82
Pacific Stock Exchange Technology
   100 Index                                           7.04
Goldman Sachs Technology
   Composite Index+                                    7.44

TURNER CONCENTRATED GROWTH FUND
(TTOPX)                                               17.46
S&P 500 Index                                          6.38
NASDAQ 100 Index                                       6.62

TURNER NEW ENTERPRISE FUND (TBTBX)                    23.89
NASDAQ Composite Index                                 9.27
--------------------------------------------------------------------------------

+ The Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only.



2   TURNER FUNDS 2006 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  March 31, 2006

--------------------------------------------------------------------------------
CORE FUNDS

TURNER SMALL CAP EQUITY FUND (TSEIX)               15.63%
Russell 2000 Index                                 15.23

VALUE FUNDS

TURNER LARGE CAP VALUE FUND (TLVFX)                10.40*
Russell 1000 Value Index                           11.67*
--------------------------------------------------------------------------------

* The return is for the period from the Fund's inception, on October 10, 2005, to March 31, 2006.

For an analysis of the performance of each fund, see the investment-review commentaries beginning on page 7.

Although we are gratified that our funds generally delivered good short-term performance, we also believe it's long-term performance that matters most. After all, most of us have time horizons longer than six months for our stock investments. Happily, in terms of long-term performance, of our 10 funds that are older than six months, nine of them have outperformed their benchmarks since inception. (Of course, past performance is no assurance of future results.)

WE INVEST IN OUR OWN FUNDS

We think the favorable performance of our funds over time can be attributed in part to our portfolio managers being invested in the funds we manage; our own cash is on the line, which, as Samuel Johnson observed about the expectation of being hanged, concentrates the mind wonderfully. A cardinal value of our firm is that we seek to put clients first, to align our interests with those of our clients. And if there's a better way to do that than for us to put our money in our funds, we don't know what it would be. What's more, our portfolio managers' ownership of our funds helps address certain potential conflicts of interest, in that we don't permit our portfolio managers to buy individual stocks for their own private portfolios. If there's a stock that one of our portfolio managers is dying to own, we want him to buy it for both our clients and himself via the fund he manages. We think that has been the best, most fair way to manage our funds, and you can be assured that this practice will remain a characteristic of the way we manage our funds in the future.

As for what the future may hold expressly for the stock market, we think that earnings may continue to exceed expectations, which in turn may help the market to finish 2006 with a gain -- perhaps in a less stealthy manner than recently. Our bottom-up fundamental analysis tells us that the recent strong earnings of corporate America are no fluke and should persist. All in all, we see a favorable backdrop for continued stock-market gains this year.

Interest rates are likely to remain the market's biggest bugaboo. Sooner or later the Fed will end its interest rate increases, which are considered adverse for stocks because they raise costs for both companies and consumers. As to when the Fed will stop remains anyone's guess. The only thing we think is safe to say is that the Fed is nearing the end of this tightening cycle, and that the end may benefit stocks.

WILL LARGE CAPS FINALLY OUTPERFORM?

And like the market strategists who continue to forecast just one more rate hike for the Fed, we continue to persist in the belief that large-cap stocks could offer the best return potential in the near term.

For one thing, large caps have the slowing economy going for them: if the economic expansion moderates, the market may favor companies that can produce relatively consistent financial results, and large-cap companies have a more diversified mix of products and services that makes for a more stable base of revenue and profits. For another, large caps offer more attractive valuations. We think large-cap GROWTH stocks are especially appealing: their issuers' earnings have grown at double-digit rates since 2003, but their stock prices have lagged, resulting in a contraction of their price/earnings ratios. In fact, growth also looks cheap relative to value in small and mid-cap stocks, in our judgment. And finally, after seven years of underperformance by large-cap stocks, we think that a reversion to the mean is overdue -- that large caps are primed to turn the tables and could outpace small stocks for an extended period. At any rate, there's one thing to be said for a steadfast belief in the near-term return potential of large-cap stocks: like the proverbial stopped clock that's accurate twice a day, it will be proved correct eventually.

                                           TURNER FUNDS 2006 SEMIANNUAL REPORT 3

--------------------------------------------------------------------------------



In our growth funds we are emphasizing shares of issuers that have above-average prospective earnings power as well as shares that tend to do well late in the economic cycle. Our growth funds currently favor stocks in the Internet, specialty-retailing, consumer-electronics, consulting, staffing-services, brokerage, investment-exchange, coal, natural-gas-utility, managed-care, biotechnology, semiconductor, telecommunications, and wireless industries.

In contrast, our value and core funds hold stocks that we think have either undervalued assets or strong prospective earnings power. Our value and core funds currently emphasize stocks in the wireless, homeland-security, energy, infrastructure-construction, premium-retailing, airline, rail, metals, natural-resource, software, and investment-management industries.

In closing, we want to reaffirm our commitment to continuing to do our best to maximize the returns on your -- and our -- money, no matter whether the market is rallying stealthily or overtly, is marking time, or is declining. We look forward to reporting to you in six months about how well we in fact met that commitment.


/S/BOB TURNER


Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS AS OF MARCH 31, 2006, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.



[PHOTO OMITTED]
BOB TURNER

4  TURNER FUNDS 2006 SEMIANNUAL REPORT

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS
Through March 31, 2006

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 224-6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR MOST RECENT MONTH-END PERFORMANCE INFORMATION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD EARNINGS PROJECTIONS ARE NOT PREDICATORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

(1) INVESTING IN TECHNOLOGY AND SCIENCE COMPANIES AND SMALL AND MID CAPITALIZATION COMPANIES MAY SUBJECT THE FUNDS TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS.

(2) FUNDS THAT TAKE A FOCUS OR SECTOR SPECIFIC APPROACH ARE SUBJECT TO GREATER RISK FROM DOWNTURNS AFFECTING A SPECIFIC ISSUER OR INDUSTRY.

THE TURNER FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY, OAKS, PA 19456. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                                                   Year                                           (Annualized)    Total
                                          Six       to        One      Three      Five       Ten      Since    Net Assets
Fund Name/Index                         Months     Date      Year      Years      Years     Years   inception    ($mil)


GROWTH
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND             6.55%     3.98%     14.82%    15.47%     0.98%      N/A      (9.04)%     $12.65
Russell Top 200 Growth Index             4.19      1.35       9.64     11.56     (0.39)      n/a      (8.65)
Russell 1000 Growth Index                6.16      3.09      13.14     14.80      1.66       n/a      (7.05)
INCEPTION DATE: 6/14/00
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND --
CLASS I SHARES                           9.29      5.87      23.66     21.87      5.66       N/A       3.56       $68.64
CLASS II SHARES                          8.99      5.69      N/A       N/A        N/A        N/A      12.60         1.53
S&P 500 Index                            6.38      4.21      11.73     17.22      3.97       n/a       2.57
Russell 1000 Growth Index                6.16      3.09      13.14     14.80      1.66       n/a      (0.48)
INCEPTION DATE: 02/28/01
---------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC GROWTH FUND            13.01      8.11      23.71     23.19      4.41       N/A       8.20       $11.53
Russell 1000 Growth Index                6.16      3.09      13.14     14.80      1.66       n/a       4.53
S&P 500 Index                            6.38      4.21      11.73     17.22      3.97       n/a       7.26
INCEPTION DATE: 1/31/97
---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND(1) --
CLASS I SHARES                          15.92     11.76      28.48     27.18      7.33       N/A      15.13    $1,208.46
CLASS II SHARES                         15.60     11.64      27.85     26.54       N/A       N/A      12.90         2.26
Russell Midcap Growth Index             11.32      7.61      22.68     25.75      9.00       n/a       9.15
INCEPTION DATE: 10/1/96
---------------------------------------------------------------------------------------------------------------------------


                                           TURNER FUNDS 2006 SEMIANNUAL REPORT 5

--------------------------------------------------------------------------------


                                                   Year                                           (Annualized)    Total
                                          Six       to         One      Three     Five       Ten      Since    Net Assets
Fund Name/Index                         Months     Date       Year      Years     Years     Years   inception    ($mil)

TURNER SMALL CAP GROWTH FUND(1)         20.38%     17.11%    33.71%     31.62%    10.42%  10.70%     15.31%      $292.27
Russell 2000 Growth Index               16.20      14.36     27.84      28.14      8.59    5.51       7.09
INCEPTION DATE: 2/7/94
---------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)         13.32      13.70     27.75      34.58     17.61     N/A      31.04       $618.97
Russell 2000 Growth Index               16.20      14.36     27.84      28.14      8.59     n/a       3.68
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------


CORE
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1) --
CLASS II SHARES                         15.63      15.20     24.71      30.21     N/A       N/A      19.18        $81.36
Russell 2000 Index                      15.23      13.94     25.85      29.53     n/a       n/a      13.06
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------



SECTOR/SPECIALTY
---------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)            23.82      16.24     39.73      35.36      2.09     N/A       1.52        $15.54
Pacific Stock Exchange
    Technology 100 Index                 7.04       4.66     21.12      24.65      6.06     n/a       6.03
Goldman Sachs Technology
    Composite Index*                     7.44       4.42     16.70      19.33     (0.08)    n/a      (5.75)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                             17.46      10.32     36.27      26.09      2.15     N/A       2.62        $41.75
S&P 500 Index                            6.38       4.21     11.73      17.22      3.97     n/a       0.70
NASDAQ 100 Index                         6.62       3.68     15.40      19.08      1.84     n/a      (4.15)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND              23.89      16.72     44.05      39.58     10.58     N/A      (5.42)       $28.64
NASDAQ Composite Index                   9.27       6.37     18.02      21.13      5.47     n/a      (8.32)
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------


VALUE
---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND               N/A      5.88       N/A        N/A       N/A      N/A      10.40         $0.55
Russell 1000 Value Index                  n/a      5.93       n/a        n/a       n/a      n/a      11.67
INCEPTION DATE: 10/10/05
---------------------------------------------------------------------------------------------------------------------------


* The Turner Technology Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only. The Goldman Sachs technology industry composite is a market-capitalization weighted index of 190 stocks designated to measure the performance of companies in the technology sector.

Returns of less than one year are cumulative and are not annualized.

6  TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW

--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TSGEX
o    CUSIP #87252R839
o    Top 5 holdings
     (1)  General Electric
     (2)  Procter & Gamble
     (3)  PepsiCo
     (4)  Cisco Systems
     (5)  Google, Cl A
o    % in 5 largest holdings 20.5%+
o    Number of holdings 52
o    Price/earnings ratio 22.8
o    Weighted average market capitalization $84.16 billion
o    % of holdings with positive earnings surprises 77.1%
o    % of holdings with negative earnings surprises 22.9%
o    Net assets $13 million


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER LARGE CAP GROWTH FUND:
JUNE 14, 2000-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]


                                               6/14/00    Sep 00    Sep 01    Sep 02    Sep 03    Sep 04    Sep 05    Mar 06
Turner Large Cap Growth Fund                   $10,000    $9,810    $4,700    $3,500    $4,620    $4,835    $5,419    $5,774
Russell Top 200 Growth Index                   $10,000    $9,546    $5,318    $4,053    $4,978    $5,273    $5,683    $5,921
Russell 1000 Growth Index                      $10,000    $9,691    $5,268    $4,082    $5,140    $5,526    $6,167    $6,548



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                          SIX               ONE               THREE              FIVE              SINCE
                                        MONTHS             YEAR               YEARS             YEARS            INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund             6.55%            14.82%              15.47%             0.98%            (9.04)%
Russell Top 200 Growth Index             4.19%             9.64%              11.56%            (0.39)%           (8.65)%
Russell 1000 Growth Index                6.16%            13.14%              14.80%             1.66%            (7.05)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

29.4%        Information Technology
17.3%        Healthcare
11.4%        Consumer Staples
10.7%        Consumer Discretionary
10.7%        Industrials
10.2%        Cash Equivalents++
6.3%         Financials
1.8%         Materials & Processing
1.2%         Telecommunication Services
1.0%         Energy



MANAGERS DISCUSSION AND ANALYSIS

Good performance in most market sectors helped the Turner Large Cap Growth Fund (TSGEX) to reap a 6.55% gain in the six-month period ended March 31. That return outperformed the Russell Top 200 Growth Index's 4.19% rise by 2.36 percentage points.

The Fund's information-technology and telecommunication-services positions, representing 31% of the portfolio, added the most value to results. Semiconductor, computer-equipment, wireless-network, and telecommunications stocks did especially well. Altogether, seven of the Fund's nine sector positions outperformed the index sectors. Industrials stocks, an 11% weighting, impaired results the most; construction-equipment, aerospace, and semiconductor-capital-equipment stocks performed below par.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Large Cap Growth Fund was June 14, 2000.
+    Percentages based on total investments.
++ The Fund had an unusually large cash position at the end of the period as a result of a significant shareholder redemption.


                                           TURNER FUNDS 2006 SEMIANNUAL REPORT 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER CORE GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TTMEX
     Class I Shares
o    CUSIP #900297847
     Class I Shares
o    Top 5 holdings
     (1)  General Electric
     (2)  Procter & Gamble
     (3)  Google, Cl A
     (4)  American International Group
     (5)  PepsiCo
o    % in 5 largest holdings 14.2%+
o    Number of holdings 85
o    Price/earnings ratio 21.6
o    Weighted average market capitalization $61.95 billion
o    % of holdings with positive earnings surprises 75.7%
o    % of holdings with negative earnings surprises 22.4%
o    Net assets $69 million, Class I Shares



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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CORE GROWTH FUND, CLASS I SHARES:
FEBRUARY 28, 2001-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                   2/28/01    Sep 01    Sep 02    Sep 03    Sep 04    Sep 05    Mar 06
Turner Core Growth Fund
 Class I Shares                    $10,000    $8,181    $6,291    $8,041    $8,841   $10,931   $11,946
S&P 500 Index                      $10,000    $8,459    $6,726    $8,366    $9,527   $10,694   $11,376
Russell 1000 Growth Index          $10,000    $7,787    $6,034    $7,598    $8,169    $9,116    $9,679



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                                     SIX             ONE             THREE          FIVE           SINCE
                                                    MONTHS          YEAR             YEARS          YEARS        INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Core Growth Fund, Class I Shares              9.29%         23.66%           21.87%          5.66%          3.56%
Turner Core Growth Fund, Class II Shares             8.99%           n/a              n/a            n/a          12.60%**
S&P 500 Index                                        6.38%         11.73%           17.22%          3.97%          2.57%
Russell 1000 Growth Index                            6.16%         13.14%           14.80%          1.66%         (0.48)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

20.0%        Information Technology
19.9%        Financials
12.6%        Healthcare
10.2%        Industrials
10.2%        Energy
8.3%         Consumer Discretionary
7.9%         Consumer Staples
5.2%         Telecommunication Services
2.7%         Materials & Processing
1.9%         Cash Equivalents
1.1%         Utilities


MANAGERS DISCUSSION AND ANALYSIS

Good stock selection powered the Turner Core Growth Fund, Class I Shares (TTMEX) to a 9.29% gain in the six-month period ended March 31. As a result the Fund outperformed the S&P 500 Index's 6.38% return by 2.91 percentage points and the Russell 1000 Growth Index's 6.16% return by 3.13 percentage points.

Eight of the Fund's 10 sector positions beat their index sectors. Financials and information-technology stocks, which amounted to a 40% weighting, enhanced the Fund's results the most. Winners here included brokerage, securities-exchange, investment-management, insurance, semiconductor, computer-equipment, and wireless-network stocks. A 29% position in the consumer-discretionary, energy, and industrials sectors were the detractors from performance. Internet, retailing, natural-gas distribution, exploration, and oil-services shares were particularly weak.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. The inception date of the Turner Core Growth Fund (Class I Shares) was February 28, 2001.
**   Cumulative return, not annualized.
+    Percentages based on total investments.



8  TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER STRATEGIC GROWTH FUND



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o  Ticker symbol TLCGX
o  CUSIP #900297870
o  Top 5 holdings
   (1) General Electric
   (2) Google, Cl A
   (3) Cisco Systems
   (4) Qualcomm
   (5) Gilead Sciences
o  % in 5 largest holdings 15.7%+
o  Number of holdings 68
o  Price/earnings ratio 26.0
o  Weighted average market capitalization $49.81 billion
o  % of holdings with positive earnings surprises 70.4%
o  % of holdings with negative earnings surprises 25.7%
o  Net assets $12 million




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        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER STRATEGIC GROWTH FUND:
JANUARY 31, 1997-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                     1/31/97     Sep 97     Sep 98     Sep 99     Sep 00     Sep 01
Turner Strategic Growth Fund         $10,000    $12,280    $14,399    $20,587    $30,363    $14,055
S&P 500 Index                        $10,000    $12,202    $13,307    $17,006    $19,264    $14,136
Russell 1000 Growth Index            $10,000    $12,011    $13,344    $17,995    $22,211    $12,074


                                      Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner Strategic Growth Fund         $10,280    $14,585    $15,412    $18,220    $20,591
S&P 500 Index                        $11,240    $13,981    $15,920    $17,870    $19,011
Russell 1000 Growth Index             $9,356    $11,781    $12,666    $14,135    $15,007




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (1) (PERIODS ENDING MARCH 31, 2006)

                                          SIX               ONE                THREE              FIVE             SINCE
                                         MONTHS             YEAR               YEARS             YEARS           INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Strategic Growth Fund            13.01%            23.71%              23.19%             4.41%             8.20%
Russell 1000 Growth Index                6.16%            13.14%              14.80%             1.66%             4.53%
S&P 500 Index                            6.38%            11.73%              17.22%             3.97%             7.26%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

37.5%        Information Technology
18.9%        Healthcare
12.9%        Consumer Discretionary
9.6%         Industrials
6.0%         Financials
4.9%         Cash Equivalents/Short-Term Investments++
3.4%         Telecommunication Services
2.6%         Materials & Processing
2.4%         Consumer Staples
1.8%         Energy


MANAGERS DISCUSSION AND ANALYSIS

Consistently good stock picking enabled the Turner Strategic Growth Fund (TLCGX) to post a 13.01% gain in the six-month period ended March 31. The Fund outdistanced the 6.16% rise of the Russell 1000 Growth Index by 6.85 percentage points and the 6.38% return of the S&P 500 Index by 6.63 percentage points.

Eight of the Fund's nine sector investments returned more than their index sectors did. The Fund's investments in the information-technology, financials, and consumer-staples sectors added the most extra return; they constituted 46% of holdings. Semiconductor, wireless-network, brokerage, securities-exchange, and agricultural-commodity shares performed especially well. Conversely, the Fund's industrials holdings, a 10% weighting, impaired performance. Construction-equipment, semiconductor-capital-equipment, aerospace, and diversified industrial shares detracted the most.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Strategic Growth Fund was January 31, 1997.
(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.


                                           TURNER FUNDS 2006 SEMIANNUAL REPORT 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TMGFX,
     Class I Shares
o    CUSIP #900297409,
     Class I Shares
o    Top 5 holdings
     (1)  Advanced Micro Devices
     (2)  Broadcom, Cl A
     (3)  Starwood Hotels & Resorts Worldwide
     (4)  Coach
     (5)  NII Holdings
o    % in 5 largest holdings 8.8%+
o    Number of holdings 109
o    Price/earnings ratio 25.4
o    Weighted average market capitalization $7.76 billion
o    % of holdings with positive earnings surprises 78.6%
o    % of holdings with negative earnings surprises 18.7%
o    Net assets $1 billion, Class I Shares




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        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 1, 1996-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                         10/1/96     Sep 97     Sep 98     Sep 99     Sep 00     Sep 01
Turner Mid Cap Growth Fund,
 Class I Shares                          $10,000    $14,377    $14,555    $26,792    $52,874    $21,678
Russell Midcap Growth Index              $10,000    $13,029    $11,808    $16,200    $25,979    $12,530


                                           Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner Mid Cap Growth Fund, Class I       $17,169    $24,346    $26,152    $32,881    $38,116
Russell Midcap Growth Index               $10,588    $14,705    $16,717    $20,642    $22,977


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                                     SIX             ONE             THREE          FIVE           SINCE
                                                    MONTHS          YEAR             YEARS          YEARS        INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund, Class I Shares           15.92%          28.48%         27.18%          7.33%          15.13%
Turner Midcap Growth Fund, Class II Shares          15.60%          27.85%         26.54%           n/a           12.90%
Russell Midcap Growth Index                         11.32%          22.68%         25.75%          9.00%           9.15%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+

[Bar chart omitted -- plot points are as follows:]

22.5%        Information Technology
15.3%        Consumer Discretionary
14.5%        Healthcare
11.4%        Industrials
10.5%        Cash Equivalents/Short-Term Investments++
9.6%         Financials
9.4%         Energy
2.3%         Telecommunication Services
2.3%         Consumer Staples
2.2%         Materials & Processing


MANAGERS DISCUSSION AND ANALYSIS

The Turner Midcap Growth Fund (TMGFX) benefited from the strong performance of mid-cap growth stocks in the six-month period ended March 31. The Russell Midcap Growth Index advanced 11.32%, a return superior to that of large-cap growth and small-cap growth indices. For its part, the Fund's Class I Shares gained 15.92%, outperforming its benchmark by 4.60 percentage points.

Good relative returns in the information-technology, financials, and consumer-staples sectors, a 34% weighting, added the most value to the Fund's results. Wireless-technology, semiconductor, digital-network, investment-management, tax-processing, securities-exchange, and food-processing stocks were notable contributors. Altogether, eight of nine sector positions outperformed their corresponding index sectors. A 15% position in health-care stocks, especially in the managed-care and hospital-management industries, detracted most from the Fund's results.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) was October 1, 1996.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.


10  TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TSCEX
o    CUSIP #900297300
o    Top 5 holdings
     (1)  Psychiatric Solutions
     (2)  JLG Industries
     (3)  Rackable Systems
     (4)  F5 Networks
     (5)  WESCO International
o    % in 5 largest holdings 7.2%+
o    Number of holdings 127
o    Price/earnings ratio 24.2
o    Weighted average market capitalization $1.86 billion
o    % of holdings with positive earnings surprises 84.1%
o    % of holdings with negative earnings surprises 15.9%
o    Net assets $292 million



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        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP GROWTH FUND:
SEPTEMBER 30, 1995-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                   9/30/95     Sep 96     Sep 97     Sep 98     Sep 99     Sep 00     Sep 01
Turner Small Cap Growth Fund       $10,000    $15,243    $17,779    $14,775    $23,512    $36,696    $18,418
Russell 2000 Growth Index          $10,000    $11,261    $13,890    $10,441    $13,848    $17,956    $10,309


                                     Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner Small Cap Growth Fund        $14,852    $22,219    $25,103    $29,046    $34,966
Russell 2000 Growth Index            $8,436    $11,956    $13,381    $15,786    $18,343


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                          SIX             ONE           THREE          FIVE           TEN          SINCE
                                         MONTHS          YEAR           YEARS          YEARS         YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund             20.38%         33.71%         31.62%         10.42%        10.70%         15.31%
Russell 2000 Growth Index                16.20%         27.84%         28.14%          8.59%         5.51%          7.09%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

23.8%        Information Technology
17.0%        Healthcare
14.2%        Industrials
13.5%        Cash Equivalents/Short-Term Investments++
10.5%        Consumer Discretionary
7.1%         Financials
6.9%         Energy
3.4%         Materials & Processing
1.9%         Consumer Staples
1.7%         Telecommunication Services


MANAGERS DISCUSSION AND ANALYSIS

The Turner Small Cap Growth Fund (TSCEX) capitalized fully on the strength in small-cap stocks in the six-month period ended March 31. The Fund gained 20.38%, beating the Russell 2000 Growth Index's 16.20% rise by 4.18 percentage points.

Five of the Fund's nine sector positions beat their index-sector counterparts. The Fund's consumer-discretionary and financials stocks, an 18% weighting, performed best in relative terms, recording gains that provided substantial margins of outperformance over their index counterparts. Winners included wireless-phone-distribution, gaming-technology, specialty-retailing, investment-technology, investment-management, and securities-exchange stocks. A 17% position in health-care stocks, particularly biotechnology shares, were a drag on performance.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.



                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER MICRO CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TMCGX
o    CUSIP #872524301
o    Top 5 holdings
     (1)  Bucyrus International, Cl A
     (2)  ESCO Technologies
     (3)  Hansen Natural
     (4)  JLG Industries
     (5)  Myogen
o    % in 5 largest holdings 8.4%+
o    Number of holdings 116
o    Price/earnings ratio 20.7
o    Weighted average market capitalization $1.11 billion
o    % of holdings with positive earnings surprises 75.0%
o    % of holdings with negative earnings surprises 24.1%
o    Net assets $619 million




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        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                        2/28/98     Sep 98     Sep 99     Sep 00     Sep 01
Turner Micro Cap Growth Fund            $10,000     $9,882    $21,093    $48,308    $38,535
Russell 2000 Growth Index               $10,000     $7,625    $10,113    $13,113     $7,528

                                         Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner Micro Cap Growth Fund            $38,489    $49,709    $61,410    $78,544    $89,006
Russell 2000 Growth Index                $6,161     $8,731     $9,772    $11,528    $13,396


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                          SIX               ONE               THREE              FIVE              SINCE
                                         MONTHS             YEAR               YEARS             YEARS           INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund            13.32%            27.75%              34.58%            17.61%            31.04%
Russell 2000 Growth Index               16.20%            27.84%              28.14%             8.59%             3.68%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

29.7%        Cash Equivalents/Short-Term Investments++
17.8%        Industrials
12.7%        Healthcare
11.0%        Energy
10.0%        Consumer Discretionary
9.0%         Information Technology
4.1%         Consumer Staples
4.0%         Financials
1.2%         Materials & Processing
0.3%         Telecommunication Services
0.2%         Utilities



MANAGER DISCUSSION AND ANALYSIS

The six months ended March 31 were a good period of performance for small-cap stocks. The Turner Micro Cap Growth Fund (TMCGX) produced a good absolute return, a 13.32% gain, but lagged its benchmark, the Russell 2000 Growth Index. The Fund's performance shortfall versus the index's 16.20% return was 2.88 percentage points.

Four of the Fund's 10 sector positions outperformed their corresponding index sectors. Consumer-staples and consumer-discretionary holdings, a 14% weighting in aggregate, contributed the most to performance. Apparel, media, gaming-equipment, food-processing, and food-retailing stocks were especially strong. The primary detractors from performance were the Fund's information-technology and financials holdings, a 13% weighting. Underperformers here included data-security, telecommunications, semiconductor, financial-technology, insurance, and investment-management stocks.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Micro Cap Growth Fund was February 27, 1998.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.



12  TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TSEIX
o    CUSIP #87252R714
o    Top 5 holdings
     (1)  Walter Industries
     (2)  Texas Industries
     (3)  CommScope
     (4)  Waddell & Reed Financial, Cl A
     (5)  Domino's Pizza
o    % in 5 largest holdings 7.9%+
o    Number of holdings 102
o    Price/earnings ratio 19.1
o    Weighted average market capitalization $1.51 billion
o    % of holdings with positive earnings surprises 73.9%
o    % of holdings with negative earnings surprises 25.3%
o    Net assets $81 million




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        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                     3/4/02     Sep 02     Sep 03     Sep 04      Sep 05      Mar 06
Turner Small Cap Equity Fund        $10,000     $9,299    $12,278    $15,317     $17,671     $20,433
Russell 2000 Index                  $10,000     $7,485    $10,217    $12,134     $14,313     $16,492



------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                  SIX        ONE         THREE         SINCE
                                 MONTHS      YEAR        YEARS       INCEPTION
------------------------------------------------------------------------------
Turner Small Cap Equity Fund     15.63%      24.71%      30.21%        19.18%
Russell 2000 Index               15.23%      25.85%      29.53%        13.06%
------------------------------------------------------------------------------


SECTOR WEIGHTINGS+


[Bar chart omitted -- plot points are as follows:]

19.8%        Industrials
19.8%        Information Technology
16.0%        Financials
13.7%        Consumer Discretionary
10.7%        Healthcare
5.3%         Energy
5.0%         Cash Equivalents/Short-Term Investments++
4.4%         Materials & Processing
2.1%         Telecommunication Services
1.6%         Utilities
1.6%         Consumer Staples



MANAGERS DISCUSSION AND ANALYSIS

The Turner Small Cap Equity Fund (TSEIX) gained 15.63% in the six-month period ended March 31. That return outpaced the Russell 2000 Index's 15.23% advance by
0.40 percentage point.

The Fund is invested in both growth and value stocks, and both growth and value stocks contributed extra return. Six of the Fund's 10 sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by financials and health-care stocks, which represented 27% of the portfolio. Winners included securities-exchange, real-estate, and pharmaceutical shares. Industrials stocks produced the highest absolute return. A 20% position in information-technology stocks hurt results the most; Internet-related and semiconductor holdings performed poorly.




--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Equity Fund was March 4, 2002.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER TECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TTECX
o    CUSIP #87252R870
o    Top 5 holdings
     (1)  F5 Networks
     (2)  Broadcom, Cl A
     (3)  Trident Microsystems
     (4)  Marvell Technology Group
     (5)  JDS Uniphase
o    % in 5 largest holdings 22.3%+
o    Number of holdings 35
o    Price/earnings ratio 31.1
o    Weighted average market capitalization $17.78 billion
o    % of holdings with positive earnings surprises 81.2%
o    % of holdings with negative earnings surprises 13.0%
o    Net assets $16 million



M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
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I                 |           |     X
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                                6/30/99     Sep 99     Sep 00     Sep 01     Sep 02
Turner Technology Fund                          $10,000    $14,060    $35,059     $6,619     $4,110
Pacific Stock Exchange Technology 100 Index     $10,000    $10,467    $17,345     $8,652     $6,470
Goldman Sachs Technology Composite Index        $10,000    $10,523    $14,251     $4,972     $3,240


                                                  Sep 03     Sep 04     Sep 05     Mar 06
Turner Technology Fund                            $7,202     $7,528     $8,939    $11,068
Pacific Stock Exchange Technology 100 Index      $10,372    $11,484    $13,873    $14,850
Goldman Sachs Technology Composite Index          $5,378     $5,479     $6,237     $6,701


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                                           SIX            ONE         THREE          FIVE          SINCE
                                                          MONTHS         YEAR         YEARS          YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund                                   23.82%         39.73%       35.36%          2.09%         1.52%
Pacific Stock Exchange Technology 100 Index**             7.04%         21.12%       24.65%          6.06%         6.03%
Goldman Sachs Technology Composite Index***               7.44%         16.70%       19.33%         (0.08)%       (5.75)%
---------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]


85.7%        Information Technology
9.2%         Healthcare
3.8%         Telecommunications Services
1.2%         Industrials
0.1%         Cash Equivalents


MANAGERS DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Technology Fund (TTECX) gained 23.82%. The Fund outperformed the Pacific Stock Exchange Technology 100 Index's 7.04% gain by 16.78 percentage points and the Goldman Sachs Technology Composite Index's 7.44% return by 16.38 percentage points.

The greatest degree of extra return was generated by semiconductor, Internet, wireless-network, telecommunications, and software stocks. Semiconductor stocks in particular were overweighted because they tend to perform well as the economic cycle matures, and that's exactly how they performed. Telecommunications stocks benefited from an improvement in the industry's profitability and increased product demand. Semiconductor-capital-equipment, biotechnology, and medical-device shares lagged, hurt by investor skepticism about corporate America's capital-spending plans and the health-care sector's profitability.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Technology Fund was June 30, 1999.
** The Pacific Stock Exchange Technology 100 Index is a widely-recognized, price weighted index of the top 100 U.S. technology-oriented companies.
*** The Turner Technology Fund uses the Goldman Sachs Technology Composite Index for comparison purposes only. The Goldman Sachs technology industry composite is a market-capitalization weighted index of 190 stocks designated to measure the performance of companies in the technology sector.
+    Percentages based on total investments.



14   TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER CONCENTRATED GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TTOPX
o    CUSIP #87252R862
o    Top 5 holdings
     (1)  Google, Cl A
     (2)  Applied Materials
     (3)  eBay
     (4)  Qualcomm
     (5)  Starwood Hotels & Resorts Worldwide
o    % in 5 largest holdings 25.8%+
o    Number of holdings 27
o    Price/earnings ratio 26.0
o    Weighted average market capitalization $38.52 billion
o    % of holdings with positive earnings surprises 70.2%
o    % of holdings with negative earnings surprises 23.8%
o    Net assets $42 million

M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |     X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                                   6/30/99     Sep 99     Sep 00     Sep 01     Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner Concentrated Growth Fund    $10,000    $13,990    $27,782     $8,223     $5,754     $8,638     $8,310    $10,137    $11,907
S&P 500 Index                      $10,000     $9,376    $10,622     $7,794     $6,197     $7,709     $8,778     $9,853    $10,482
NASDAQ 100 Index                   $10,000    $10,485    $15,553     $5,092     $3,631     $5,696     $6,190     $7,044     $7,511



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                                      SIX            ONE             THREE          FIVE           SINCE
                                                    MONTHS          YEAR             YEARS          YEARS        INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund                     17.46%          36.27%         26.09%          2.15%           2.62%
S&P 500 Index                                        6.38%          11.73%         17.22%          3.97%           0.70%
NASDAQ 100 Index**                                   6.62%          15.40%         19.08%          1.84%          (4.15)%
---------------------------------------------------------------------------------------------------------------------------



SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

43.4%        Information Technology
23.5%        Consumer Discretionary
8.1%         Industrials
7.7%         Healthcare
6.4%         Financials
5.7%         Telecommunication Services
3.1%         Materials & Processing
2.1%         Cash Equivalents



MANAGERS DISCUSSION AND ANALYSIS

The Turner Concentrated Growth Fund (TTOPX) produced a strong absolute and relative return for the six-month period ended March 31: a 17.46% gain that outperformed the benchmark S&P 500 Index's 6.38% rise by 11.08 percentage points.

Most of the Fund's holdings were concentrated in four sectors, consumer discretionary, health care, industrials, and information-technology, accounting for 83% of holdings. The information-technology and consumer-discretionary holdings were particular standouts, outperforming their corresponding sectors by wide margins. Wireless-network, semiconductor, gaming, consumer-electronics, and hotel stocks fared best. A 6% position in the financials sector, especially diversified financial and financial-transaction-processing stocks, hurt results the most.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.
** The NASDAQ 100 Index tracks NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale and biotechnology.
+    Percentages based on total investments.




                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER NEW ENTERPRISE FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TBTBX
o    CUSIP #87252R797
o    Top 5 holdings
     (1)  F5 Networks
     (2)  Google, Cl A
     (3)  Trident Microsystems
     (4)  Marvell Technology Group
     (5)  Silicon Laboratories
o    % in 5 largest holdings 17.0%+
o    Number of holdings 46
o    Price/earnings ratio 33.1
o    Weighted average market capitalization $13.94 billion
o    % of holdings with positive earnings surprises 79.0%
o    % of holdings with negative earnings surprises 15.7%
o    Net assets $29 million



M   L   -----------------------------------
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                  |           |
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A                 |           |
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I                 |           |     X
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2006*

[Line chart omitted -- plot points are as follows:]

                              6/30/00     Sep 00     Sep 01     Sep 02     Sep 03     Sep 04     Sep 05     Mar 06
Turner New Enterprise Fund    $10,000    $12,520     $3,290     $2,270     $4,340     $4,521     $5,861     $7,261
NASDAQ Composite Index        $10,000     $9,264     $3,792     $2,976     $4,556     $4,862     $5,552     $6,066



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)

                                 SIX         ONE       THREE        FIVE         SINCE
                                MONTHS       YEAR       YEARS       YEARS      INCEPTION
-----------------------------------------------------------------------------------------
Turner New Enterprise Fund     23.89%      44.05%      39.58%      10.58%       (5.42)%
NASDAQ Composite Index          9.27%      18.02%      21.13%       5.47%       (8.32)%
-----------------------------------------------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

48.3%        Information Technology
11.7%        Cash Equivalents/Short-Term Investments++
10.1%        Consumer Discretionary
8.6%         Healthcare
6.5%         Industrials
5.6%         Financials
4.2%         Energy
2.6%         Consumer Staples
2.4%         Telecommunication Services



MANAGERS DISCUSSION AND ANALYSIS

Gains in three sectors -- information-technology, financials, and energy -- drove the Turner New Enterprise Fund (TBTBX) to a 23.89% gain in the six months ended March 31. The Fund outperformed the NASDAQ Composite Index's 9.27% result by 14.62 percentage points.

Stocks in the three sectors accounted for 58% of the Fund's holdings; the technology holdings gained 32% (versus an 11% gain for the index sector), the financials holdings rose 26% (compared with an 8% gain for the index sector), and the energy holdings climbed 29% (versus 14% for the index sector). Diminishing performance was a 15% position in health-care and industrials stocks, which lost money. Managed-care, biotechnology, and natural-resources stocks were largely responsible for the loss.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.
+    Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financials for more detailed information.



16  TURNER FUNDS 2006 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2006

o    Ticker symbol TLVFX
o    CUSIP #900297821
o    Top 5 holdings
     (1)  Exxon Mobil
     (2)  Citigroup
     (3)  Pfizer
     (4)  Bank of America
     (5)  JPMorgan Chase
o    % in 5 largest holdings 18.3%+
o    Number of holdings 90
o    Price/earnings ratio 15.0
o    Weighted average market capitalization $78.59 billion
o    % of holdings with positive earnings surprises 75.4%
o    % of holdings with negative earnings surprises 23.4%
o    Net assets $0.5 million



M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |     X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
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I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER LARGE CAP VALUE FUND:
OCTOBER 10, 2005-MARCH 31, 2006*


[Line chart omitted -- plot points are as follows:]

                                               10/10/05        Mar 06
Turner Large Cap Value Fund                    $10,000        $11,040
Russell 1000 Value Index                       $10,000        $11,167



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2006)


                                             SINCE
                                           INCEPTION
-----------------------------------------------------
Turner Large Cap Value Fund                 10.40%**
Russell 1000 Value Index                    11.67%**
-----------------------------------------------------


SECTOR WEIGHTINGS+:


[Bar chart omitted -- plot points are as follows:]

36.4%        Financials
16.7%        Energy
8.0%         Consumer Discretionary
6.8%         Industrials
6.8%         Utilities
6.8%         Healthcare
5.2%         Information Technology
4.5%         Consumer Staples
3.6%         Telecommunication Services
3.3%         Materials & Processing
1.9%         Cash Equivalents


MANAGERS DISCUSSION AND ANALYSIS

In its first five and a half months, the Turner Large Cap Value Fund (TLVFX) gained 10.40%. That return trailed the Russell 1000 Value Index's 11.67% gain by
1.27 percentage points.

The Fund is invested in large-cap value stocks that rank highly in a proprietary quantitative model. Financials and consumer-discretionary stocks, a 44% weighting, enhanced performance to the greatest degree. Seven of the Fund's 10 sector positions beat their corresponding index sectors. Hurting results the most were health-care and telecommunication-services stocks, which represented 10% of the portfolio. Health-care stocks recorded the biggest loss, 6%.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Large Cap Value Fund was October 10, 2005.
**   Cumulative return, not annualized.
+    Percentages based on total investments.




                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
March 31, 2006

                                                     Value
                                          Shares     (000)
----------------------------------------------------------
COMMON STOCK--93.2%
----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--1.2%
----------------------------------------------------------
Express Scripts*                          1,720 $      151
                                                ----------
Total Administration of human
    resource programs                                  151
                                                ----------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--3.1%
----------------------------------------------------------
Boeing                                    2,990        233
Textron                                   1,650        154
                                                ----------
Total Aerospace product &
    parts manufacturing                                387
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--3.7%
----------------------------------------------------------
PepsiCo                                   8,180        473
                                                ----------
Total Beverage manufacturing                           473
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.9%
----------------------------------------------------------
Cemex ADR                                 1,800        117
                                                ----------
Total Cement & concrete
    product manufacturing                              117
                                                ----------

----------------------------------------------------------
CLOTHING STORES--0.7%
----------------------------------------------------------
Chico's FAS*                              2,340         95
                                                ----------
Total Clothing stores                                   95
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.4%
----------------------------------------------------------
Alcatel ADR*                              7,500        115
Qualcomm                                  7,560        383
Sony ADR                                  4,120        190
                                                ----------
Total Communications
    equipment manufacturing                            688
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.6%
----------------------------------------------------------
Apple Computer*                           4,820        302
Hewlett-Packard                           8,400        277
                                                ----------
Total Computer & peripheral
    equipment manufacturing                            579
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.7%
----------------------------------------------------------
General Electric                         20,720 $      721
                                                ----------
Total Electrical equipment
    manufacturing                                      721
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.4%
----------------------------------------------------------
eBay*                                     7,900        309
                                                ----------
Total Electronic shopping &
    mail-order houses                                  309
                                                ----------

----------------------------------------------------------
GRAIN & OILSEED MILLING--1.9%
----------------------------------------------------------
Archer-Daniels-Midland                    7,180        242
                                                ----------
Total Grain & oilseed milling                          242
                                                ----------

----------------------------------------------------------
GROCERY STORES--1.3%
----------------------------------------------------------
Whole Foods Market                        2,560        170
                                                ----------
Total Grocery stores                                   170
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--3.4%
----------------------------------------------------------
Google, Cl A*                             1,110        433
                                                ----------
Total Information services                             433
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--4.0%
----------------------------------------------------------
American International Group              3,400        225
UnitedHealth Group                        5,000        279
                                                ----------
Total Insurance carriers                               504
                                                ----------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.9%
----------------------------------------------------------
Starbucks*                                6,310        237
                                                ----------
Total Limited-service eating places                    237
                                                ----------

----------------------------------------------------------
MEDICAL EQUIPMENT &
    SUPPLIES MANUFACTURING--0.7%
----------------------------------------------------------
Luxottica Group ADR                       3,040         84
                                                ----------
Total Medical equipment &
    supplies manufacturing                              84
                                                ----------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.0%
----------------------------------------------------------
Halliburton                               1,690        123
                                                ----------
Total Mining support activities                        123
                                                ----------


18  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.9%
----------------------------------------------------------
Toyota Motor ADR                          1,080 $      118
                                                ----------
Total Motor vehicle manufacturing                      118
                                                ----------

----------------------------------------------------------
OFFICES OF PHYSICIANS--1.5%
----------------------------------------------------------
Caremark Rx*                              3,870        190
                                                ----------
Total Offices of physicians                            190
                                                ----------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.6%
----------------------------------------------------------
Corning*                                 12,220        329
                                                ----------
Total Other electrical equipment &
    component manufacturing                            329
                                                ----------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.1%
----------------------------------------------------------
Mitsubishi UFJ Financial
    Group ADR                             9,300        141
                                                ----------
Total Other financial
    investment activities                              141
                                                ----------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.4%
----------------------------------------------------------
Rockwell Automation                       2,470        178
                                                ----------
Total Other general purpose
    machinery manufacturing                            178
                                                ----------

----------------------------------------------------------
OTHER LEATHER & ALLIED
    PRODUCT MANUFACTURING--1.5%
----------------------------------------------------------
Coach*                                    5,360        185
                                                ----------
Total Other leather & allied
    product manufacturing                              185
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.4%
----------------------------------------------------------
International Game Technology             4,870        171
                                                ----------
Total Other miscellaneous
    manufacturing                                      171
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--9.7%
----------------------------------------------------------
Allergan                                  1,550        168
Genzyme*                                  2,130        143
Gilead Sciences*                          5,470        341



                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Novartis ADR                              3,180 $      176
Pfizer                                    9,000        224
Roche Holding ADR                         2,280        170
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                           1,222
                                                ----------

----------------------------------------------------------
RAIL TRANSPORTATION--1.0%
----------------------------------------------------------
Burlington Northern Santa Fe              1,490        124
                                                ----------
Total Rail transportation                              124
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.4%
----------------------------------------------------------
Celgene*                                  3,200        141
Genentech*                                3,440        291
Monsanto                                  1,400        119
                                                ----------
Total Scientific R&D services                          551
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.2%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings                       340        152
                                                ----------
Total Securities &
    commodity exchanges                                152
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.5%
----------------------------------------------------------
Charles Schwab                           11,120        191
Merrill Lynch                             1,560        123
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                         314
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--13.5%
----------------------------------------------------------
Advanced Micro Devices*                   7,080        235
Applied Materials                        17,940        314
Broadcom, Cl A*                           5,880        254
Cisco Systems*                           20,780        450
Marvell Technology Group*                 4,220        228
Micron Technology*                       15,790        233
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          1,714
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--4.8%
----------------------------------------------------------
Procter & Gamble                         10,630 $      612
                                                ----------
Total Soap, cleaners & toilet
    preparation manufacturing                          612
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--1.3%
----------------------------------------------------------
America Movil ADR, Ser L                  4,630        159
                                                ----------
Total Telecommunications                               159
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--2.5%
----------------------------------------------------------
Las Vegas Sands*                          2,040        116
Starwood Hotels &
    Resorts Worldwide                     3,020        204
                                                ----------
Total Traveler accommodation                           320
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $9,058)                                   11,793
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--10.6%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**     1,343,852      1,344

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,344)                                    1,344
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--103.8%
    (COST $10,402)                                 $13,137
==========================================================

Percentages are based on net assets of $12,651 (000).

 * Non-income producing security
** Rate shown is the 7-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


20   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.7%
----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--1.0%
----------------------------------------------------------
Express Scripts*                          8,180 $      719
                                                ----------
Total Administration of human
    resource programs                                  719
                                                ----------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--2.1%
----------------------------------------------------------
Boeing                                   11,430        891
Textron                                   5,830        544
                                                ----------
Total Aerospace product &
    parts manufacturing                              1,435
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--2.2%
----------------------------------------------------------
Joy Global                               13,335        797
National Oilwell Varco*                  11,180        717
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                   1,514
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--2.5%
----------------------------------------------------------
Fomento Economico
    Mexicano ADR                          2,980        273
PepsiCo                                  25,780      1,490
                                                ----------
Total Beverage manufacturing                         1,763
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--1.1%
----------------------------------------------------------
Cemex ADR                                11,530        753
                                                ----------
Total Cement & concrete
    product manufacturing                              753
                                                ----------

----------------------------------------------------------
CLOTHING STORES--0.6%
----------------------------------------------------------
Chico's FAS*                             10,170        413
                                                ----------
Total Clothing stores                                  413
                                                ----------

----------------------------------------------------------
COAL MINING--2.3%
----------------------------------------------------------
Consol Energy                             7,860        583
Peabody Energy                           20,830      1,050
                                                ----------
Total Coal mining                                    1,633
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.8%
----------------------------------------------------------
Qualcomm                                 26,130 $    1,322
Sony ADR                                 13,170        607
                                                ----------
Total Communications equipment
    manufacturing                                    1,929
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL
    EQUIPMENT MANUFACTURING--2.3%
----------------------------------------------------------
Apple Computer*                          15,370        964
Hewlett-Packard                          19,800        651
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          1,615
                                                ----------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.7%
----------------------------------------------------------
Cerner*                                   9,890        469
                                                ----------
Total Computer systems design &
    related services                                   469
                                                ----------

----------------------------------------------------------
DATA PROCESSING SERVICES--0.7%
----------------------------------------------------------
Global Payments                           8,740        463
                                                ----------
Total Data processing services                         463
                                                ----------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.9%
----------------------------------------------------------
Kookmin Bank ADR                          5,120        438
Mellon Financial                         37,490      1,334
UBS 9,000                                   990
                                                ----------
Total Depository credit intermediation               2,762
                                                ----------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.5%
----------------------------------------------------------
AmerisourceBergen                         7,860        379
                                                ----------
Total Drugs & druggists'
    sundries wholesale                                 379
                                                ----------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.1%
----------------------------------------------------------
General Electric                         82,790      2,880
                                                ----------
Total Electrical equipment
    manufacturing                                    2,880
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.8%
----------------------------------------------------------
eBay*                                    33,120 $    1,294
                                                ----------
Total Electronic shopping &
    mail-order houses                                1,294
                                                ----------

----------------------------------------------------------
FOUNDRIES--0.6%
----------------------------------------------------------
Precision Castparts                       7,480        444
                                                ----------
Total Foundries                                        444
                                                ----------

----------------------------------------------------------
GRAIN & OILSEED MILLING--1.4%
----------------------------------------------------------
Archer-Daniels-Midland                   30,040      1,011
                                                ----------
Total Grain & oilseed milling                        1,011
                                                ----------

----------------------------------------------------------
GROCERY STORES--1.0%
----------------------------------------------------------
Whole Foods Market                       10,330        686
                                                ----------
Total Grocery stores                                   686
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--0.6%
----------------------------------------------------------
Intuitive Surgical*                       3,300        389
                                                ----------
Total Home health care services                        389
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--2.8%
----------------------------------------------------------
Google, Cl A*                             5,080      1,981
                                                ----------
Total Information services                           1,981
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--4.8%
----------------------------------------------------------
Aflac                                    15,060        680
American International Group             22,690      1,499
Humana*                                   5,940        313
WellPoint*                               11,440        886
                                                ----------
Total Insurance carriers                             3,378
                                                ----------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.1%
----------------------------------------------------------
Starbucks*                               20,540        773
                                                ----------
Total Limited-service eating places                    773
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--0.6%
----------------------------------------------------------
CH Robinson Worldwide                     9,100        447
                                                ----------
Total Management, scientific &
    technical consulting services                      447
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.4%
----------------------------------------------------------
Halliburton                              12,840 $      938
Weatherford International*               15,940        729
                                                ----------
Total Mining support activities                      1,667
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.0%
----------------------------------------------------------
Toyota Motor ADR                          6,130        668
                                                ----------
Total Motor vehicle manufacturing                      668
                                                ----------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
CONTROL INSTRUMENTS MANUFACTURING--0.8%
----------------------------------------------------------
Roper Industries                         11,950        581
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  581
                                                ----------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.2%
----------------------------------------------------------
American Express                         16,270        855
                                                ----------
Total Nondepository credit intermediation              855
                                                ----------

----------------------------------------------------------
OFFICES OF PHYSICIANS--0.8%
----------------------------------------------------------
Caremark Rx*                             11,150        548
                                                ----------
Total Offices of physicians                            548
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
----------------------------------------------------------
Ultra Petroleum*                          8,780        547
XTO Energy                               15,266        665
                                                ----------
Total Oil & gas extraction                           1,212
                                                ----------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.1%
----------------------------------------------------------
Corning*                                 28,240        760
                                                ----------
Total Other electrical equipment &
    component manufacturing                            760
                                                ----------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.3%
----------------------------------------------------------
Mitsubishi UFJ Financial
    Group ADR                            73,080      1,111
T. Rowe Price Group                      15,110      1,182
                                                ----------
Total Other financial
    investment activities                            2,293
                                                ----------


22  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.0%
----------------------------------------------------------
Coach*                                   20,130 $      696
                                                ----------
Total Other leather & allied
    product manufacturing                              696
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.0%
----------------------------------------------------------
International Game Technology            21,210        747
Scientific Games, Cl A*                  18,070        635
                                                ----------
Total Other miscellaneous
    manufacturing                                    1,382
                                                ----------

----------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------
Cia Vale do Rio Doce ADR                 10,340        502
                                                ----------
Total Other nonmetallic mineral
    product manufacturing                              502
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.8%
----------------------------------------------------------
Occidental Petroleum                      5,240        486
Valero Energy                            12,750        762
                                                ----------
Total Petroleum & coal
    products manufacturing                           1,248
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.4%
----------------------------------------------------------
Allergan                                  4,340        471
Genzyme*                                  9,450        635
Gilead Sciences*                         17,070      1,062
Pfizer                                   26,620        664
Roche Holding ADR                         8,500        631
Teva Pharmaceutical
    Industries ADR                        7,980        329
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                           3,792
                                                ----------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.9%
----------------------------------------------------------
Kinder Morgan                             7,170        660
                                                ----------
Total Pipeline transportation
    of natural gas                                     660
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RAIL TRANSPORTATION--0.8%
----------------------------------------------------------
Burlington Northern Santa Fe              6,720 $      560
                                                ----------
Total Rail transportation                              560
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.8%
----------------------------------------------------------
Celgene*                                 14,100        623
Genentech*                                9,190        777
Monsanto                                  6,960        590
                                                ----------
Total Scientific R&D services                        1,990
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.4%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings                     2,470      1,105
NASDAQ Stock Market*                     15,050        603
                                                ----------
Total Securities &
    commodity exchanges                              1,708
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--5.8%
----------------------------------------------------------
Charles Schwab                           73,660      1,268
Legg Mason                                7,720        968
Merrill Lynch                            17,220      1,356
TD Ameritrade Holding                    23,550        491
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                       4,083
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--8.2%
----------------------------------------------------------
Advanced Micro Devices*                  25,610        849
Applied Materials                        66,800      1,170
Broadcom, Cl A*                          22,100        954
Cisco Systems*                           61,010      1,322
Marvell Technology Group*                14,260        771
Micron Technology*                       44,080        649
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          5,715
                                                ----------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.9%
----------------------------------------------------------
Procter & Gamble                         35,780      2,062
                                                ----------
Total Soap, cleaners & toilet
    preparation manufacturing                        2,062
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE GROWTH FUND


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOFTWARE PUBLISHERS--1.1%
----------------------------------------------------------
F5 Networks*                              4,590 $      333
Salesforce.com*                          12,550        456
                                                ----------
Total Software publishers                              789
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--5.2%
----------------------------------------------------------
America Movil ADR, Ser L                 41,700      1,429
China Netcom Group ADR                   12,980        459
NII Holdings*                            24,010      1,416
Time Warner Telecom, Cl A*               18,610        334
                                                ----------
Total Telecommunications                             3,638
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--1.8%
----------------------------------------------------------
Las Vegas Sands*                          6,540        371
Starwood Hotels &
    Resorts Worldwide                    12,880        872
                                                ----------
Total Traveler accommodation                         1,243
                                                ----------

----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--1.1%
----------------------------------------------------------
Aqua America                             27,496        765
                                                ----------
Total Water, sewage & other systems                    765
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $60,029)                                  68,547
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--1.9%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**     1,358,203      1,358

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,358)                                    1,358
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--99.6%
    (COST $61,387)                                  69,905
==========================================================


                                                    Value
                                                    (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- 0.4%
----------------------------------------------------------
Payable for investment securities purchased      $  (1,703)
Payable due to investment adviser                      (11)
Payable for capital shares redeemed                     (4)
Payable due to administrator                            (3)
Other assets and liabilities, net                    1,990

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                     269
==========================================================

----------------------------------------------------------
NET ASSETS-- 100.0%                                $70,174
==========================================================

----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 5,765,445
    outstanding shares of beneficial interest      $61,632
Portfolio capital of Class II Shares
    (unlimited authorization -- par value
    $0.00001) based on 129,143
    outstanding shares of beneficial interest        1,485
Undistributed net investment income                    161
Accumulated net realized loss
    on investments                                  (1,622)
Net unrealized appreciation
    on investments                                   8,518
----------------------------------------------------------
NET ASSETS                                         $70,174
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS I SHARES
    ($68,639,117 / 5,765,445 SHARES)                $11.91
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS II SHARES
    ($1,534,776 / 129,143 SHARES)                   $11.88
==========================================================

*  Non-income producing security
** Rate shown is the 7-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


24  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.0%
----------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.0%
----------------------------------------------------------
CB Richard Ellis Group, Cl A*             1,400 $      113
                                                ----------
Total Activities related to real estate                113
                                                ----------

----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--1.2%
----------------------------------------------------------
Express Scripts*                          1,550        136
                                                ----------
Total Administration of human
    resource programs                                  136
                                                ----------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--2.7%
----------------------------------------------------------
Boeing                                    2,020        158
Textron                                   1,640        153
                                                ----------
Total Aerospace product &
    parts manufacturing                                311
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY MANUFACTURING--1.3%
----------------------------------------------------------
Joy Global                                2,615        156
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                     156
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--1.3%
----------------------------------------------------------
Cemex ADR                                 2,320        151
                                                ----------
Total Cement & concrete
    product manufacturing                              151
                                                ----------

----------------------------------------------------------
CLOTHING STORES--0.7%
----------------------------------------------------------
Chico's FAS*                              2,100         85
                                                ----------
Total Clothing stores                                   85
                                                ----------

----------------------------------------------------------
COAL MINING--0.9%
----------------------------------------------------------
Peabody Energy                            1,960         99
                                                ----------
Total Coal mining                                       99
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.0%
----------------------------------------------------------
Alcatel ADR*                              5,400         83
Qualcomm                                  6,360        322
Sony ADR                                  3,660        169
                                                ----------
Total Communications equipment
    manufacturing                                      574
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.9%
----------------------------------------------------------
Apple Computer*                           3,780 $      237
Hewlett-Packard                           6,310        208
                                                ----------
Total Computer & peripheral
    equipment manufacturing                            445
                                                ----------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.4%
----------------------------------------------------------
Cerner* #                                 3,470        165
                                                ----------
Total Computer systems design &
    related services                                   165
                                                ----------

----------------------------------------------------------
DATA PROCESSING SERVICES--1.0%
----------------------------------------------------------
Global Payments                           2,220        118
                                                ----------
Total Data processing services                         118
                                                ----------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.7%
----------------------------------------------------------
AmerisourceBergen                         1,740         84
                                                ----------
Total Drugs & druggists'
    sundries wholesale                                  84
                                                ----------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.0%
----------------------------------------------------------
General Electric                         13,400        466
                                                ----------
Total Electrical equipment
    manufacturing                                      466
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.2%
----------------------------------------------------------
eBay*                                     6,370        249
                                                ----------
Total Electronic shopping &
    mail-order houses                                  249
                                                ----------

----------------------------------------------------------
GRAIN & OILSEED MILLING--1.3%
----------------------------------------------------------
Archer-Daniels-Midland                    4,570        154
                                                ----------
Total Grain & oilseed milling                          154
                                                ----------

----------------------------------------------------------
GROCERY STORES--1.2%
----------------------------------------------------------
Whole Foods Market                        2,030        135
                                                ----------
Total Grocery stores                                   135
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--1.3%
----------------------------------------------------------
Intuitive Surgical*                       1,290        152
                                                ----------
Total Home health care services                        152
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.3%
----------------------------------------------------------
Kla-Tencor                                2,230 $      108
Novellus Systems*                         6,400        153
                                                ----------
Total Industrial machinery manufacturing               261
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--4.0%
----------------------------------------------------------
Google, Cl A*                             1,190        464
                                                ----------
Total Information services                             464
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--2.2%
----------------------------------------------------------
UnitedHealth Group                        4,570        255
                                                ----------
Total Insurance carriers                               255
                                                ----------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.4%
----------------------------------------------------------
Starbucks*                                4,450        168
                                                ----------
Total Limited-service eating places                    168
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.7%
----------------------------------------------------------
CH Robinson Worldwide                     1,700         83
                                                ----------
Total Management, scientific &
    technical consulting services                       83
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.3%
----------------------------------------------------------
Toyota Motor ADR                          1,360        148
                                                ----------
Total Motor vehicle manufacturing                      148
                                                ----------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--0.7%
----------------------------------------------------------
DaVita*                                   1,320         80
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                   80
                                                ----------

----------------------------------------------------------
OFFICES OF PHYSICIANS--1.3%
----------------------------------------------------------
Caremark Rx*                              3,010        148
                                                ----------
Total Offices of physicians                            148
                                                ----------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.0%
----------------------------------------------------------
Corning*                                  8,600        231
                                                ----------
Total Other electrical equipment &
    component manufacturing                            231
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.3%
----------------------------------------------------------
Mitsubishi UFJ Financial
    Group ADR                             9,700 $      148
                                                ----------
Total Other financial
    investment activities                              148
                                                ----------

----------------------------------------------------------
OTHER GENERAL PURPOSE
    MACHINERY MANUFACTURING--1.1%
----------------------------------------------------------
Rockwell Automation                       1,810        130
                                                ----------
Total Other general purpose
    machinery manufacturing                            130
                                                ----------

----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.5%
----------------------------------------------------------
Coach*                                    4,900        169
                                                ----------
Total Other leather & allied
    product manufacturing                              169
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.3%
----------------------------------------------------------
International Game Technology             4,040        142
Scientific Games, Cl A*                   3,590        126
                                                ----------
Total Other miscellaneous
    manufacturing                                      268
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.0%
----------------------------------------------------------
Valero Energy                             1,920        115
                                                ----------
Total Petroleum & coal products
    manufacturing                                      115
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--7.5%
----------------------------------------------------------
Allergan                                  1,440        156
Genzyme*                                  3,330        224
Gilead Sciences*                          4,350        271
Shire ADR                                 2,580        120
Teva Pharmaceutical Industries ADR        2,320         95
                                                ----------
Total Pharmaceutical & medicine
    manufacturing                                      866
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.5%
----------------------------------------------------------
Celgene*                                  3,880        171
Genentech*                                2,270        192
Monsanto                                  1,860        158
                                                ----------
Total Scientific R&D services                          521
                                                ----------


26  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND



                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.5%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings                       350 $      157
NASDAQ Stock Market*                      3,300        132
                                                ----------
Total Securities & commodity exchanges                 289
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.4%
----------------------------------------------------------
Charles Schwab                            9,210        159
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                         159
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--14.1%
----------------------------------------------------------
Advanced Micro Devices*                   6,930        230
Applied Materials                        14,000        245
Broadcom, Cl A*                           5,615        242
Cisco Systems*                           15,950        346
JDS Uniphase*                            27,130        113
Marvell Technology Group*                 4,390        238
Micron Technology*                       14,260        210
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          1,624
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--5.8%
----------------------------------------------------------
Akamai Technologies*                      7,290        240
F5 Networks*                              1,620        117
Red Hat*                                  5,310        149
Salesforce.com*                           4,390        159
                                                ----------
Total Software publishers                              665
                                                ----------

----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--0.9%
----------------------------------------------------------
GameStop, Cl A* #                         2,170        102
                                                ----------
Total Sporting goods/hobby/
    musical instrument stores                          102
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--3.5%
----------------------------------------------------------
America Movil ADR, Ser L                  4,220        145
Crown Castle International*               4,010        114
NII Holdings*                             2,380        140
                                                ----------
Total Telecommunications                               399
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
TRAVELER ACCOMMODATION--3.6%
----------------------------------------------------------
Las Vegas Sands*                          2,000 $      113
Starwood Hotels &
    Resorts Worldwide                     2,470        167
Station Casinos                           1,760        140
                                                ----------
Total Traveler accommodation                           420
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $9,442)                                   11,306
==========================================================

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--2.4%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)               272,000        272

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $272)                                        272
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--2.6%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**       306,349        306

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $306)                                        306
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--103.0%
    (COST $10,020)                                  11,884
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(3.0)%
----------------------------------------------------------
Payable for investment securities purchased           (346)
Obligation to return securities
    lending collateral                                (272)
Payable due to investment adviser                       (4)
Payable due to administrator                            (1)
Other assets and liabilities, net                      272
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                    (351)
==========================================================

----------------------------------------------------------
NET ASSETS--100.0%                                 $11,533
==========================================================


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER STRATEGIC GROWTH FUND

                                                    Value
                                                    (000)
----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 873,436
    outstanding shares of beneficial interest     $ 22,438
Accumulated net investment loss                        (24)
Accumulated net realized loss
    on investments                                 (12,745)
Net unrealized appreciation
    on investments                                   1,864

----------------------------------------------------------
NET ASSETS                                         $11,533
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $13.20
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $264,976.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


28  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.2%
----------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.9%
----------------------------------------------------------
CB Richard Ellis Group, Cl A*           141,740 $   11,438
                                                ----------
Total Activities related to real estate             11,438
                                                ----------

----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--1.0%
----------------------------------------------------------
Express Scripts*                        132,438     11,641
                                                ----------
Total Administration of human
    resource programs                               11,641
                                                ----------

----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.3%
----------------------------------------------------------
aQuantive*                              327,930      7,720
Getty Images* #                         108,740      8,142
                                                ----------
Total Advertising & related services                15,862
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--4.0%
----------------------------------------------------------
Cooper Cameron*                         196,180      8,648
Grant Prideco*                          211,870      9,076
Joy Global                              300,345     17,952
National Oilwell Varco*                 196,180     12,579
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                  48,255
                                                ----------

----------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--1.1%
----------------------------------------------------------
Harman International Industries         117,990     13,112
                                                ----------
Total Audio & video equipment
    manufacturing                                   13,112
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--1.2%
----------------------------------------------------------
Hansen Natural* #                       111,810     14,094
                                                ----------
Total Beverage manufacturing                        14,094
                                                ----------

----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.5%
----------------------------------------------------------
Ball                                    132,180      5,793
                                                ----------
Total Boiler, tank & shipping
    container manufacturing                          5,793
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.9%
----------------------------------------------------------
Moody's                                 157,030 $   11,221
                                                ----------
Total Business support services                     11,221
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.7%
----------------------------------------------------------
Florida Rock Industries #               142,510      8,012
                                                ----------
Total Cement & concrete
    product manufacturing                            8,012
                                                ----------

----------------------------------------------------------
CLOTHING STORES--2.3%
----------------------------------------------------------
Chico's FAS*                            269,440     10,950
Nordstrom #                             294,720     11,547
Urban Outfitters*                       243,247      5,970
                                                ----------
Total Clothing stores                               28,467
                                                ----------

----------------------------------------------------------
COAL MINING--1.9%
----------------------------------------------------------
Arch Coal                               155,880     11,838
Peabody Energy                          233,960     11,794
                                                ----------
Total Coal mining                                   23,632
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.8%
----------------------------------------------------------
Network Appliance* #                    263,200      9,483
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          9,483
                                                ----------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.6%
----------------------------------------------------------
Cerner* #                               260,810     12,376
Redback Networks* #                     299,097      6,487
                                                ----------
Total Computer systems design &
    related services                                18,863
                                                ----------

----------------------------------------------------------
DATA PROCESSING SERVICES--1.1%
----------------------------------------------------------
Fidelity National
    Information Services                189,420      7,681
Global Payments                         117,160      6,211
                                                ----------
Total Data processing services                      13,892
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.4%
----------------------------------------------------------
Colonial BancGroup                      198,590 $    4,965
Mellon Financial                        342,340     12,187
                                                ----------
Total Depository credit intermediation              17,152
                                                ----------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.4%
----------------------------------------------------------
WESCO International*                    252,670     17,184
                                                ----------
Total Electrical goods wholesale                    17,184
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.9%
----------------------------------------------------------
Nutri/System* #                         241,830     11,492
                                                ----------
Total Electronic shopping &
    mail-order houses                               11,492
                                                ----------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.6%
----------------------------------------------------------
Circuit City Stores                     285,920      6,999
                                                ----------
Total Electronics & appliance stores                 6,999
                                                ----------

----------------------------------------------------------
EMPLOYMENT SERVICES--1.4%
----------------------------------------------------------
Manpower                                181,520     10,379
MPS Group*                              394,230      6,032
                                                ----------
Total Employment services                           16,411
                                                ----------

----------------------------------------------------------
FOUNDRIES--1.2%
----------------------------------------------------------
Precision Castparts                     240,470     14,284
                                                ----------
Total Foundries                                     14,284
                                                ----------

----------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.7%
----------------------------------------------------------
UTI Worldwide                           255,960      8,088
                                                ----------
Total Freight transportation
    arrangement                                      8,088
                                                ----------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.6%
----------------------------------------------------------
Landstar System                         177,130      7,815
                                                ----------
Total General freight trucking                       7,815
                                                ----------

----------------------------------------------------------
GROCERY STORES--1.3%
----------------------------------------------------------
Whole Foods Market                      231,910     15,408
                                                ----------
Total Grocery stores                                15,408
                                                ----------



                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.6%
----------------------------------------------------------
Omnicare                                143,360 $    7,883
                                                ----------
Total Health & personal care stores                  7,883
                                                ----------

----------------------------------------------------------
HOME FURNISHINGS STORES--0.9%
----------------------------------------------------------
Williams-Sonoma*                        260,500     11,045
                                                ----------
Total Home furnishings stores                       11,045
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--0.8%
----------------------------------------------------------
Intuitive Surgical*                      77,800      9,180
                                                ----------
Total Home health care services                      9,180
                                                ----------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.2%
----------------------------------------------------------
Kla-Tencor #                            298,340     14,428
Novellus Systems*                       219,051      5,257
Varian Semiconductor
    Equipment Associates* #             270,150      7,586
                                                ----------
Total Industrial machinery
    manufacturing                                   27,271
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--0.7%
----------------------------------------------------------
CNET Networks*                          601,160      8,543
                                                ----------
Total Information services                           8,543
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--1.4%
----------------------------------------------------------
HCC Insurance Holdings #                258,870      9,009
Humana*                                 153,230      8,067
                                                ----------
Total Insurance carriers                            17,076
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--2.8%
----------------------------------------------------------
CH Robinson Worldwide                   298,182     14,638
Monster Worldwide*                      387,625     19,327
                                                ----------
Total Management, scientific &
    technical consulting services                   33,965
                                                ----------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.2%
----------------------------------------------------------
Quest Diagnostics                       293,780     15,071
                                                ----------
Total Medical & diagnostic
    laboratories                                    15,071
                                                ----------


                                          30 TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.3%
----------------------------------------------------------
Resmed* #                               198,560 $    8,733
Varian Medical Systems*                 120,110      6,745
                                                ----------
Total Medical equipment &
    supplies manufacturing                          15,478
                                                ----------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.3%
----------------------------------------------------------
Diamond Offshore Drilling               104,470      9,350
Helix Energy Solutions Group* #         166,704      6,318
                                                ----------
Total Mining support activities                     15,668
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.9%
----------------------------------------------------------
Oshkosh Truck                           169,890     10,574
                                                ----------
Total Motor vehicle manufacturing                   10,574
                                                ----------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--5.4%
----------------------------------------------------------
Agilent Technologies*                   482,470     18,117
Ametek                                  209,620      9,424
DaVita* #                               202,360     12,184
Itron*                                   97,225      5,819
Roper Industries                        251,250     12,218
Thermo Electron*                        193,090      7,162
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing               64,924
                                                ----------

----------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.5%
----------------------------------------------------------
Martin Marietta Materials                56,430      6,040
                                                ----------
Total Nonmetallic mineral
    mining & quarrying                               6,040
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--3.5%
----------------------------------------------------------
CNX Gas*                                108,140      2,812
Denbury Resources*                      204,390      6,473
Range Resources                         595,655     16,267
Southwestern Energy*                    262,960      8,465
Ultra Petroleum*                        133,110      8,294
                                                ----------
Total Oil & gas extraction                          42,311
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.4%
----------------------------------------------------------
Affiliated Managers Group* #            118,900 $   12,676
T. Rowe Price Group                     206,740     16,169
                                                ----------
Total Other financial
    investment activities                           28,845
                                                ----------

----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.8%
----------------------------------------------------------
Coach*                                  644,060     22,272
                                                ----------
Total Other leather &
    allied product manufacturing                    22,272
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
----------------------------------------------------------
International Game Technology           425,550     14,988
Scientific Games, Cl A*                 311,600     10,946
                                                ----------
Total Other miscellaneous
    manufacturing                                   25,934
                                                ----------

----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.4%
----------------------------------------------------------
VistaPrint*                             159,670      4,766
                                                ----------
Total Paper & paper product wholesale                4,766
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.9%
----------------------------------------------------------
Sunoco #                                148,490     11,518
                                                ----------
Total Petroleum & coal
    products manufacturing                          11,518
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.4%
----------------------------------------------------------
Allergan                                134,140     14,554
Barr Pharmaceuticals*                   143,290      9,024
Cephalon*                               111,150      6,697
Dade Behring Holdings                    55,779      1,992
Forest Laboratories*                    241,000     10,756
Shire ADR                               208,782      9,706
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                          52,729
                                                ----------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.0%
----------------------------------------------------------
XM Satellite Radio
    Holdings, Cl A*                     534,502     11,903
                                                ----------
Total Radio & television broadcasting               11,903
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.2%
----------------------------------------------------------
Biogen Idec*                            119,574 $    5,632
Celgene*                                355,194     15,707
PDL BioPharma*                          287,220      9,421
Pharmaceutical Product
    Development                         231,860      8,024
                                                ----------
Total Scientific R&D services                       38,784
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.1%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings #                  37,840     16,934
NASDAQ Stock Market*                    220,660      8,835
                                                ----------
Total Securities & commodity exchanges              25,769
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.9%
----------------------------------------------------------
Legg Mason                              108,070     13,544
TD Ameritrade Holding                   457,349      9,545
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                      23,089
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.3%
----------------------------------------------------------
Advanced Micro Devices*                 738,930     24,503
ASML Holding, NY Shares*                458,050      9,331
Broadcom, Cl A*                         566,595     24,454
JDS Uniphase* #                       3,207,580     13,376
Micron Technology*                      819,800     12,067
PMC - Sierra*                           647,190      7,954
Silicon Laboratories*                   235,690     12,951
Sirf Technology Holdings*               151,215      5,355
Trident Microsystems*                   513,252     14,915
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                        124,906
                                                ----------

----------------------------------------------------------
SHIP & BOAT BUILDING--0.7%
----------------------------------------------------------
McDermott International*                151,280      8,237
                                                ----------
Total Ship & boat building                           8,237
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOFTWARE PUBLISHERS--5.6%
----------------------------------------------------------
Akamai Technologies* #                  519,635 $   17,091
F5 Networks* #                          243,637     17,661
Openwave Systems* #                     720,120     15,540
Red Hat*                                408,530     11,431
Salesforce.com* #                       168,210      6,111
                                                ----------
Total Software publishers                           67,834
                                                ----------

----------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--0.7%
----------------------------------------------------------
GameStop, Cl A* #                       172,250      8,120
                                                ----------
Total Sporting goods/hobby/
    musical instrument stores                        8,120
                                                ----------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--0.8%
----------------------------------------------------------
Allegheny Technologies                  155,520      9,515
                                                ----------
Total Steel product manufacturing
    from purchased steel                             9,515
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--2.5%
----------------------------------------------------------
Crown Castle International*             279,880      7,935
NII Holdings*                           369,280     21,776
                                                ----------
Total Telecommunications                            29,711
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--4.1%
----------------------------------------------------------
Starwood Hotels &
    Resorts Worldwide                   332,750     22,537
Station Casinos                         230,210     18,272
Wynn Resorts*                           107,911      8,293
                                                ----------
Total Traveler accommodation                        49,102
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $877,366)                              1,176,661
==========================================================

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--7.8%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            94,265,766     94,266

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $94,266)                                  94,266
==========================================================


32  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                    Shares           (000)
----------------------------------------------------------
CASH EQUIVALENT--3.6%
----------------------------------------------------------
BlackRock TempCash
    Fund, Institutional
    Shares, 4.65%**               43,497,561  $     43,498

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $43,498)                                  43,498
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--108.6%
    (COST $1,015,130)                            1,314,425
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (8.6)%
----------------------------------------------------------
Obligation to return securities
    lending collateral                             (94,266)
Payable for investment
    securities purchased                           (19,837)
Payable for capital shares redeemed                   (903)
Payable due to investment adviser                     (742)
Payable due to administrator                          (145)
Other assets and liabilities, net                   12,185
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                (103,708)
==========================================================

----------------------------------------------------------
NET ASSETS-- 100.0%                             $1,210,717
==========================================================

----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 39,499,851
    outstanding shares of
    beneficial interest                        $ 1,345,904
Portfolio capital of Class II Shares
    (unlimited authorization-- par
    value $0.00001) based on 75,418
    outstanding shares of beneficial interest        1,601
Undistributed net investment income                    812
Accumulated net realized loss
    on investments                                (436,895)
Net unrealized appreciation
    on investments                                 299,295

----------------------------------------------------------
NET ASSETS                                      $1,210,717
==========================================================


                                                    Value
                                                    (000)
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS I SHARES
    ($1,208,459,405 / 39,499,851 SHARES)            $30.59
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS II SHARES
    ($2,257,456 / 75,418 SHARES)                    $29.93
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $91,162,162.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2006

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
COMMON STOCK--97.0%
----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--0.8%
----------------------------------------------------------
Jackson Hewitt Tax Service               70,030 $    2,212
                                                ----------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     2,212
                                                ----------

----------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.1%
----------------------------------------------------------
Euronet Worldwide* #                     49,820      1,885
Heartland Payment Systems* #             53,350      1,322
                                                ----------
Total Activities related to
    credit intermediation                            3,207
                                                ----------

----------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.7%
----------------------------------------------------------
Jones Lang LaSalle*                      27,419      2,099
                                                ----------
Total Activities related to real estate              2,099
                                                ----------

----------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
----------------------------------------------------------
aQuantive*                              107,600      2,533
                                                ----------
Total Advertising & related services                 2,533
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.8%
----------------------------------------------------------
Bucyrus International, Cl A              60,315      2,907
Oil States International* #              60,600      2,233
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                   5,140
                                                ----------

----------------------------------------------------------
ALUMINA & ALUMINUM
    PRODUCTION & PROCESSING--0.8%
----------------------------------------------------------
Aleris International*                    47,930      2,304
                                                ----------
Total Alumina & aluminum
    production & processing                          2,304
                                                ----------

----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.6%
----------------------------------------------------------
Washington Group International*          28,550      1,639
                                                ----------
Total Architectural, engineering &
    related services                                 1,639
                                                ----------


                                                     Value
                                        Shares       (000)
----------------------------------------------------------
BEVERAGE MANUFACTURING--0.8%
----------------------------------------------------------
Hansen Natural* #                        17,570 $    2,215
                                                ----------
Total Beverage manufacturing                         2,215
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.8%
----------------------------------------------------------
Eagle Materials #                        38,630      2,463
                                                ----------
Total Cement & concrete
    product manufacturing                            2,463
                                                ----------

----------------------------------------------------------
CLOTHING STORES--1.9%
----------------------------------------------------------
Carter's*                                34,320      2,316
Gymboree*                               119,360      3,108
                                                ----------
Total Clothing stores                                5,424
                                                ----------

----------------------------------------------------------
COAL MINING--0.6%
----------------------------------------------------------
Foundation Coal Holdings                 45,700      1,880
                                                ----------
Total Coal mining                                    1,880
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.7%
----------------------------------------------------------
Powerwave Technologies*                 149,090      2,011
                                                ----------
Total Communications
    equipment manufacturing                          2,011
                                                ----------

----------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--1.2%
----------------------------------------------------------
Sunrise Senior Living* #                 93,100      3,628
                                                ----------
Total Community care facilities
    for the elderly                                  3,628
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL
    EQUIPMENT MANUFACTURING--2.9%
----------------------------------------------------------
Electronics for Imaging* #               48,630      1,360
Integrated Device Technology*           153,120      2,275
Rackable Systems* #                      89,790      4,746
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          8,381
                                                ----------


34  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.3%
----------------------------------------------------------
Digital Insight*                         59,740 $    2,174
Digitas*                                127,780      1,840
Foundry Networks*                       195,870      3,557
Micros Systems* #                        45,100      2,078
Redback Networks*                       150,190      3,258
Witness Systems* #                      100,230      2,546
                                                ----------
Total Computer systems design &
    related services                                15,453
                                                ----------

----------------------------------------------------------
DATA PROCESSING SERVICES--1.2%
----------------------------------------------------------
Global Cash Access*                      95,070      1,665
MoneyGram International                  56,500      1,736
                                                ----------
Total Data processing services                       3,401
                                                ----------

----------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.5%
----------------------------------------------------------
American Commercial Lines*               45,740      2,159
Hornbeck Offshore Services*              57,860      2,087
                                                ----------
Total Deep sea, coastal &
    great lakes water transportation                 4,246
                                                ----------

----------------------------------------------------------
DEPARTMENT STORES--0.6%
----------------------------------------------------------
Citi Trends*                             40,695      1,618
                                                ----------
Total Department stores                              1,618
                                                ----------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.3%
----------------------------------------------------------
Boston Private Financial Holdings        65,280      2,206
East West Bancorp                        73,772      2,844
Wintrust Financial #                     30,260      1,760
                                                ----------
Total Depository credit intermediation               6,810
                                                ----------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.7%
----------------------------------------------------------
Medicis Pharmaceutical, Cl A             64,370      2,098
                                                ----------
Total Drugs & druggists'
    sundries wholesale                               2,098
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC LIGHTING EQUIPMENT
    MANUFACTURING--0.7%
----------------------------------------------------------
Acuity Brands                            51,620 $    2,065
                                                ----------
Total Electric lighting equipment
    manufacturing                                    2,065
                                                ----------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.5%
----------------------------------------------------------
WESCO International*                     62,940      4,281
                                                ----------
Total Electrical goods wholesale                     4,281
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.3%
----------------------------------------------------------
Coldwater Creek* #                       94,051      2,614
Nutri/System*                            56,860      2,702
PolyMedica                               34,270      1,452
                                                ----------
Total Electronic shopping &
    mail-order houses                                6,768
                                                ----------

----------------------------------------------------------
EMPLOYMENT SERVICES--1.3%
----------------------------------------------------------
Heidrick & Struggles International* #    52,210      1,894
MPS Group*                              131,120      2,006
                                                ----------
Total Employment services                            3,900
                                                ----------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.3%
----------------------------------------------------------
CROCS* #                                 39,970      1,005
                                                ----------
Total Footwear manufacturing                         1,005
                                                ----------

----------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.6%
----------------------------------------------------------
McCormick & Schmick's
    Seafood Restaurants*                 71,580      1,823
Ruby Tuesday #                           84,720      2,718
                                                ----------
Total Full-service restaurants                       4,541
                                                ----------

----------------------------------------------------------
GAMBLING INDUSTRIES--0.6%
----------------------------------------------------------
Isle of Capri Casinos* #                 53,570      1,783
                                                ----------
Total Gambling industries                            1,783
                                                ----------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
----------------------------------------------------------
Healthways* #                            52,450      2,672
                                                ----------
Total General medical &
    surgical hospitals                               2,672
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HARDWARE, & PLUMBING & HEATING EQUIPMENT &
    SUPPLIES WHOLESALE--0.6%
----------------------------------------------------------
Watsco #                                 23,680 $    1,682
                                                ----------
Total Hardware, & plumbing & heating
    equipment & supplies wholesale                   1,682
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--1.3%
----------------------------------------------------------
Intuitive Surgical* #                    33,350      3,935
                                                ----------
Total Home health care services                      3,935
                                                ----------

----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--1.5%
----------------------------------------------------------
Lennox International                     45,300      1,353
Manitowoc                                32,160      2,931
                                                ----------
Total Hvac & commercial refrigeration
    equipment manufacturing                          4,284
                                                ----------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
----------------------------------------------------------
Cymer*                                   46,750      2,124
Varian Semiconductor
    Equipment Associates*                74,250      2,085
                                                ----------
Total Industrial machinery
    manufacturing                                    4,209
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--1.6%
----------------------------------------------------------
24/7 Real Media*                        170,670      1,785
CNET Networks*                           82,270      1,169
Homestore*                              249,380      1,636
                                                ----------
Total Information services                           4,590
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--1.9%
----------------------------------------------------------
Argonaut Group*                          54,324      1,931
Covanta Holding*                         81,590      1,360
WellCare Health Plans*                   51,670      2,348
                                                ----------
Total Insurance carriers                             5,639
                                                ----------

----------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--0.8%
----------------------------------------------------------
Tractor Supply*                          35,490      2,354
                                                ----------
Total Lawn & garden equipment &
    supplies stores                                  2,354
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.2%
----------------------------------------------------------
Navigant Consulting*                     65,230 $    1,392
Pacer International                      61,590      2,013
                                                ----------
Total Management, scientific &
    technical consulting services                    3,405
                                                ----------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.0%
----------------------------------------------------------
ev3*                                     50,970        903
Kyphon* #                                57,890      2,153
                                                ----------
Total Medical equipment &
    supplies manufacturing                           3,056
                                                ----------

----------------------------------------------------------
METAL ORE MINING--0.5%
----------------------------------------------------------
Cleveland-Cliffs                         15,390      1,341
                                                ----------
Total Metal ore mining                               1,341
                                                ----------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.3%
----------------------------------------------------------
Basic Energy Services*                   60,240      1,795
Superior Energy Services*                78,230      2,096
                                                ----------
Total Mining support activities                      3,891
                                                ----------

----------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--0.6%
----------------------------------------------------------
Central Garden and Pet*                  35,600      1,892
                                                ----------
Total Miscellaneous nondurable
    goods wholesale                                  1,892
                                                ----------

----------------------------------------------------------
NATURAL GAS TRANSMISSION AND DISTRIBUTION--0.5%
----------------------------------------------------------
Crosstex Energy                          19,230      1,489
                                                ----------
Total Natural gas transmission
    and distribution                                 1,489
                                                ----------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--0.7%
----------------------------------------------------------
Itron*                                   35,890      2,148
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                2,148
                                                ----------


36   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.9%
----------------------------------------------------------
Titanium Metals*                         56,530 $    2,745
                                                ----------
Total Nonferrous production &
    processing                                       2,745
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--2.1%
----------------------------------------------------------
Parallel Petroleum*                     127,160      2,346
St. Mary Land & Exploration              48,900      1,997
Warren Resources*                       115,980      1,728
                                                ----------
Total Oil & gas extraction                           6,071
                                                ----------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.5%
----------------------------------------------------------
Calamos Asset Management, Cl A           42,960      1,607
                                                ----------
Total Other financial
    investment activities                            1,607
                                                ----------

----------------------------------------------------------
OTHER FOOD MANUFACTURING--0.5%
----------------------------------------------------------
Hain Celestial Group*                    50,480      1,322
                                                ----------
Total Other food manufacturing                       1,322
                                                ----------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--3.4%
----------------------------------------------------------
Actuant, Cl A                            24,620      1,507
Dril-Quip*                               24,540      1,739
Gardner Denver* #                        26,360      1,719
JLG Industries                          159,380      4,907
                                                ----------
Total Other general purpose
    machinery manufacturing                          9,872
                                                ----------

----------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.7%
----------------------------------------------------------
Granite Construction                     41,290      2,010
                                                ----------
Total Other heavy construction                       2,010
                                                ----------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.9%
----------------------------------------------------------
Highland Hospitality                     98,230      1,248
Kilroy Realty #                          24,590      1,900
Sunstone Hotel Investors                 87,640      2,539
                                                ----------
Total Other investment pools & funds                 5,687
                                                ----------


                                                     Value
                                        Shares       (000)
----------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------
Novagold Resources* #                   141,300 $    2,162
                                                ----------
Total Other nonmetallic mineral
    product manufacturing                            2,162
                                                ----------

----------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--0.7%
----------------------------------------------------------
VCA Antech*                              74,790      2,130
                                                ----------
Total Other professional/
    scientific/technical service                     2,130
                                                ----------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--3.0%
----------------------------------------------------------
Psychiatric Solutions*                  158,900      5,264
Sierra Health Services*                  87,220      3,550
                                                ----------
Total Outpatient care centers                        8,814
                                                ----------

----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.8%
----------------------------------------------------------
VistaPrint*                              76,750      2,291
                                                ----------
Total Paper & paper product wholesale                2,291
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.1%
----------------------------------------------------------
Frontier Oil #                           52,330      3,106
                                                ----------
Total Petroleum & coal products
    manufacturing                                    3,106
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.4%
----------------------------------------------------------
Adams Respiratory Therapeutics*          46,090      1,833
Amylin Pharmaceuticals* #                65,560      3,209
Cubist Pharmaceuticals*                  58,860      1,352
Myogen*                                  87,220      3,160
Neurocrine Biosciences*                  26,830      1,732
New River Pharmaceuticals*               95,466      3,171
United Therapeutics*                     20,340      1,348
Vertex Pharmaceuticals*                  82,820      3,030
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                          18,835
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.0%
----------------------------------------------------------
Chemed                                   48,190 $    2,860
                                                ----------
Total Plumbing, heating &
    ac contractor                                    2,860
                                                ----------

----------------------------------------------------------
RAIL TRANSPORTATION--0.5%
----------------------------------------------------------
Genesee & Wyoming, Cl A*                 50,950      1,563
                                                ----------
Total Rail transportation                            1,563
                                                ----------

----------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--1.1%
----------------------------------------------------------
Greenbrier                               38,460      1,541
Wabtec                                   47,920      1,562
                                                ----------
Total Railroad rolling stock
    manufacturing                                    3,103
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
----------------------------------------------------------
Illumina*                                78,310      1,860
Nektar Therapeutics*                     93,400      1,903
                                                ----------
Total Scientific R&D services                        3,763
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.5%
----------------------------------------------------------
NASDAQ Stock Market*                     39,950      1,600
                                                ----------
Total Securities &
    commodity exchanges                              1,600
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.2%
----------------------------------------------------------
Greenhill #                              22,700      1,501
Investment Technology Group*             42,740      2,128
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                       3,629
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--7.5%
----------------------------------------------------------
Emcore*                                 226,230      2,312
Energy Conversion Devices* #             26,200      1,289
Finisar*                                282,710      1,399
Microsemi* #                             87,000      2,533
ON Semiconductor*                       218,370      1,585
PMC - Sierra*                           275,360      3,384


                                                     Value
                                        Shares       (000)
----------------------------------------------------------
Silicon Laboratories*                    55,380 $    3,043
Sirf Technology Holdings*                72,380      2,563
Trident Microsystems* #                 130,770      3,800
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                         21,908
                                                ----------

----------------------------------------------------------
SHOE STORES--0.9%
----------------------------------------------------------
Genesco* #                               65,270      2,538
                                                ----------
Total Shoe stores                                    2,538
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--2.8%
----------------------------------------------------------
F5 Networks*                             59,520      4,315
Openwave Systems* #                     174,700      3,770
                                                ----------
Total Software publishers                            8,085
                                                ----------

----------------------------------------------------------
SPECIALTY FOOD STORES--0.3%
----------------------------------------------------------
Wild Oats Markets*                       44,500        905
                                                ----------
Total Specialty food stores                            905
                                                ----------

----------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--1.9%
----------------------------------------------------------
GameStop, Cl A* #                        72,270      3,407
Hibbett Sporting Goods*                  60,635      2,000
                                                ----------
Total Sporting goods/hobby/
    musical instrument stores                        5,407
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--3.0%
----------------------------------------------------------
Brightpoint*                            101,035      3,138
SBA Communications, Cl A*               145,270      3,401
Time Warner Telecom, Cl A* #            124,180      2,229
                                                ----------
Total Telecommunications                             8,768
                                                ----------

----------------------------------------------------------
WASTE COLLECTION--1.0%
----------------------------------------------------------
Waste Connections*                       74,850      2,980
                                                ----------
Total Waste collection                               2,980
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $197,690)                                283,453
==========================================================


38   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--13.0%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            38,003,480    $38,003

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $38,003)                                  38,003
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--2.2%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**     6,349,490      6,349

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $6,349)                                    6,349
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--112.2%
    (COST $242,042)                                327,805
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (12.2)%
----------------------------------------------------------
Obligation to return securities
    lending collateral                             (38,003)
Payable for investment
    securities purchased                            (3,575)
Payable for capital shares redeemed                   (300)
Payable due to investment adviser                     (199)
Payable due to administrator                           (34)
Other assets and liabilities, net                    6,575
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                 (35,536)
==========================================================

----------------------------------------------------------
NET ASSETS-- 100.0%                               $292,269
==========================================================

                                                    Value
                                                    (000)
----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 9,838,369
    outstanding shares of beneficial interest    $ 327,390
Accumulated net investment loss                     (1,199)
Accumulated net realized loss
    on investments                                (119,685)
Net unrealized appreciation
    on investments                                  85,763

----------------------------------------------------------
NET ASSETS                                        $292,269
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $29.71
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $36,984,974.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--90.1%
----------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.0%
----------------------------------------------------------
Heico #                                 112,590 $    3,568
LMI Aerospace* #                        154,490      2,802
                                                ----------
Total Aerospace product &
    parts manufacturing                              6,370
                                                ----------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.5%
----------------------------------------------------------
HealthExtras* #                          93,069      3,285
                                                ----------
Total Agencies & other insurance
    related activities                               3,285
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--4.2%
----------------------------------------------------------
Astec Industries*                        84,925      3,049
Bucyrus International, Cl A #           313,230     15,094
Lufkin Industries #                      94,100      5,217
NATCO Group, Cl A*                       87,530      2,372
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                  25,732
                                                ----------

----------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--2.2%
----------------------------------------------------------
Drew Industries* #                      125,600      4,465
RTI International Metals* #             172,447      9,459
                                                ----------
Total Architectural & structural
    metals manufacturing                            13,924
                                                ----------

----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.7%
----------------------------------------------------------
MTC Technologies*                       151,090      4,229
                                                ----------
Total Architectural, engineering &
    related services                                 4,229
                                                ----------

----------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.7%
----------------------------------------------------------
MarineMax* #                            132,550      4,443
                                                ----------
Total Automotive parts,
    accessories & tire stores                        4,443
                                                ----------

----------------------------------------------------------
AUTOMOTIVE R&M--0.3%
----------------------------------------------------------
Pacific Ethanol* #                       84,650      1,828
                                                ----------
Total Automotive R&M                                 1,828
                                                ----------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.4%
----------------------------------------------------------
Tetra Technologies*                     190,495 $    8,961
                                                ----------
Total Basic chemical manufacturing                   8,961
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--2.4%
----------------------------------------------------------
Boston Beer, Cl A*                       51,764      1,346
Hansen Natural* #                       107,080     13,498
                                                ----------
Total Beverage manufacturing                        14,844
                                                ----------

----------------------------------------------------------
CLOTHING STORES--1.9%
----------------------------------------------------------
Dress Barn* #                           179,970      8,630
JOS A Bank Clothiers* #                  61,152      2,932
                                                ----------
Total Clothing stores                               11,562
                                                ----------

----------------------------------------------------------
COAL MINING--1.0%
----------------------------------------------------------
James River Coal* #                     173,550      5,895
                                                ----------
Total Coal mining                                    5,895
                                                ----------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.5%
----------------------------------------------------------
H&E Equipment Services*                  96,830      2,820
                                                ----------
Total Commercial/industrial
    equipment rental & leasing                       2,820
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.7%
----------------------------------------------------------
Comtech Telecommunications* #           157,215      4,586
                                                ----------
Total Communications
    equipment manufacturing                          4,586
                                                ----------

----------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.5%
----------------------------------------------------------
American Retirement*                    123,060      3,153
                                                ----------
Total Community care facilities
    for the elderly                                  3,153
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL
    EQUIPMENT MANUFACTURING--0.6%
----------------------------------------------------------
Metrologic Instruments* #               169,000      3,909
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          3,909
                                                ----------


40  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.6%
----------------------------------------------------------
Computer Programs & Systems #            68,900 $    3,445
Covansys*                               152,580      2,623
Perficient* #                           139,684      1,622
Quality Systems #                       325,760     10,782
Sapient*                                466,860      3,562
                                                ----------
Total Computer systems design &
    related services                                22,034
                                                ----------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.1%
----------------------------------------------------------
Volcom*                                 190,470      6,767
                                                ----------
Total Cut & sew apparel manufacturing                6,767
                                                ----------

----------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.6%
----------------------------------------------------------
Lifetime Brands #                       123,710      3,487
                                                ----------
Total Cutlery & handtool manufacturing               3,487
                                                ----------

----------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.7%
----------------------------------------------------------
Hornbeck Offshore Services*             127,280      4,591
                                                ----------
Total Deep sea, coastal & great lakes
    water transportation                             4,591
                                                ----------

----------------------------------------------------------
DEPARTMENT STORES--0.5%
----------------------------------------------------------
Citi Trends* #                           76,220      3,030
                                                ----------
Total Department stores                              3,030
                                                ----------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.1%
----------------------------------------------------------
Boston Private Financial
    Holdings #                          157,130      5,310
Hanmi Financial #                       173,820      3,139
IBERIABANK #                             53,160      3,007
PFF Bancorp                             156,132      5,263
Preferred Bank #                         47,360      2,391
                                                ----------
Total Depository credit intermediation              19,110
                                                ----------

----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.5%
----------------------------------------------------------
EnPro Industries*                        87,150      2,989
                                                ----------
Total Engine, turbine & power
    transmission equipment manufacturing             2,989
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.8%
----------------------------------------------------------
Deckers Outdoor* #                      145,500 $    5,899
Skechers U.S.A., Cl A*                  148,150      3,693
Stride Rite #                           101,530      1,470
                                                ----------
Total Footwear manufacturing                        11,062
                                                ----------

----------------------------------------------------------
FORGING & STAMPING--0.7%
----------------------------------------------------------
Ladish*                                 152,940      4,431
                                                ----------
Total Forging & stamping                             4,431
                                                ----------

----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.5%
----------------------------------------------------------
Benihana* #                              25,750        790
Benihana, Cl A*                          66,968      2,071
                                                ----------
Total Full-service restaurants                       2,861
                                                ----------

----------------------------------------------------------
GAMBLING INDUSTRIES--0.5%
----------------------------------------------------------
Isle of Capri Casinos* #                 98,227      3,269
                                                ----------
Total Gambling industries                            3,269
                                                ----------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.4%
----------------------------------------------------------
Universal Truckload Services* #          96,910      2,428
                                                ----------
Total General freight trucking                       2,428
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--0.7%
----------------------------------------------------------
Intuitive Surgical* #                    35,739      4,217
                                                ----------
Total Home health care services                      4,217
                                                ----------

----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.9%
----------------------------------------------------------
Middleby*                                67,500      5,651
                                                ----------
Total Household appliance manufacturing              5,651
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--0.6%
----------------------------------------------------------
24/7 Real Media* #                      334,790      3,502
                                                ----------
Total Information services                           3,502
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--2.0%
----------------------------------------------------------
American Physicians Capital* #           75,020      3,601
Navigators Group*                        63,530      3,151
United Fire & Casualty #                 50,220      1,652
WellCare Health Plans*                   85,950      3,906
                                                ----------
Total Insurance carriers                            12,310
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
----------------------------------------------------------
California Pizza Kitchen* #             148,930 $    4,833
                                                ----------
Total Limited-service eating places                  4,833
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.5%
----------------------------------------------------------
CRA International* #                    134,880      6,644
HUB Group, Cl A*                        167,242      7,623
Navigant Consulting*                    336,480      7,184
                                                ----------
Total Management, scientific &
    technical consulting services                   21,451
                                                ----------

----------------------------------------------------------
MANUFACTURING & REPRODUCING
    MAGNETIC & OPTICAL MEDIA--0.4%
----------------------------------------------------------
Vocus*                                  164,650      2,445
                                                ----------
Total Manufacturing & reproducing
    magnetic & optical media                         2,445
                                                ----------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.5%
----------------------------------------------------------
Arthrocare* #                            64,420      3,081
                                                ----------
Total Medical equipment &
    supplies manufacturing                           3,081
                                                ----------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.5%
----------------------------------------------------------
Oceaneering International*              112,120      6,425
Pioneer Drilling*                       169,840      2,791
W-H Energy Services*                    138,390      6,157
                                                ----------
Total Mining support activities                     15,373
                                                ----------

----------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--1.6%
----------------------------------------------------------
Central Garden and Pet*                 185,410      9,853
                                                ----------
Total Miscellaneous nondurable
    goods wholesale                                  9,853
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.2%
----------------------------------------------------------
ESCO Technologies* #                    270,620     13,707
                                                ----------
Total Motor vehicle parts
    manufacturing                                   13,707
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MOTOR VEHICLE/MOTOR VEHICLE PART & SUPPLY WHOLESALE--0.4%
----------------------------------------------------------
Keystone Automotive Industries*          57,200 $    2,414
                                                ----------
Total Motor vehicle/motor vehicle
    part & supply wholesale                          2,414
                                                ----------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--5.7%
----------------------------------------------------------
American Science & Engineering* #        93,965      8,777
EDO 137,790                               4,251
Hologic* #                              204,450     11,316
Itron* #                                185,900     11,126
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing               35,470
                                                ----------

----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
----------------------------------------------------------
Intermagnetics General* #               184,160      4,613
                                                ----------
Total Nonferrous production & processing             4,613
                                                ----------

----------------------------------------------------------
NONRESIDENTIAL BUILDING CONSTRUCTION--0.4%
----------------------------------------------------------
Perini*                                  86,870      2,638
                                                ----------
Total Nonresidential building construction           2,638
                                                ----------

----------------------------------------------------------
OFFICES OF PHYSICIANS--1.2%
----------------------------------------------------------
Horizon Health* #                       127,269      2,520
Symbion* #                              213,877      4,844
                                                ----------
Total Offices of physicians                          7,364
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--4.7%
----------------------------------------------------------
Carrizo Oil & Gas*                       78,850      2,049
Comstock Resources* #                   165,160      4,904
Energy Partners* #                      224,140      5,285
GMX Resources* #                         82,370      3,085
KCS Energy*                             276,330      7,185
Penn Virginia                            89,430      6,349
                                                ----------
Total Oil & gas extraction                          28,857
                                                ----------

----------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.4%
----------------------------------------------------------
Great Wolf Resorts*                     224,130      2,598
                                                ----------
Total Other amusement &
    recreation industries                            2,598
                                                ----------


42   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--0.3%
----------------------------------------------------------
Evergreen Solar* #                      126,570 $    1,949
                                                ----------
Total Other electrical equipment &
    component manufacturing                          1,949
                                                ----------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--2.4%
----------------------------------------------------------
Cascade #                                47,470      2,509
JLG Industries #                        396,560     12,210
                                                ----------
Total Other general purpose
    machinery manufacturing                         14,719
                                                ----------

----------------------------------------------------------
OTHER HEAVY CONSTRUCTION--1.5%
----------------------------------------------------------
Foster Wheeler*                         192,700      9,117
                                                ----------
Total Other heavy construction                       9,117
                                                ----------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.7%
----------------------------------------------------------
Highland Hospitality                    357,900      4,549
                                                ----------
Total Other investment pools & funds                 4,549
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.4%
----------------------------------------------------------
Shuffle Master* #                        74,165      2,651
                                                ----------
Total Other miscellaneous manufacturing              2,651
                                                ----------

----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
----------------------------------------------------------
Champion Enterprises*                   188,740      2,824
                                                ----------
Total Other wood product
    manufacturing                                    2,824
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.9%
----------------------------------------------------------
Giant Industries* #                      77,920      5,419
                                                ----------
Total Petroleum & coal products
    manufacturing                                    5,419
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.5%
----------------------------------------------------------
Conor Medsystems*                       168,990      4,968
Myogen*                                 334,420     12,116
Panacos Pharmaceuticals* #              304,300      2,301


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Penwest Pharmaceuticals*                201,310 $    4,366
United Therapeutics*                     66,160      4,385
                                                ----------
Total Pharmaceutical & medicine
    manufacturing                                   28,136
                                                ----------

----------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.5%
----------------------------------------------------------
Chemed #                                158,120      9,383
                                                ----------
Total Plumbing, heating & ac contractor              9,383
                                                ----------

----------------------------------------------------------
RAIL TRANSPORTATION--1.4%
----------------------------------------------------------
Genesee & Wyoming, Cl A* #              274,615      8,425
                                                ----------
Total Rail transportation                            8,425
                                                ----------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
----------------------------------------------------------
Copa Holdings, Cl A*                    191,330      4,372
                                                ----------
Total Scheduled air transportation                   4,372
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.2%
----------------------------------------------------------
Arena Pharmaceuticals*                  140,030      2,536
Kendle International*                   172,694      5,837
SFBC International* #                   220,440      5,374
                                                ----------
Total Scientific R&D services                       13,747
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.9%
----------------------------------------------------------
Aeroflex*                               420,140      5,769
Diodes* #                               102,465      4,252
Genesis Microchip* #                    111,200      1,895
                                                ----------
Total Semiconductor & other
    electronic component manufacturing              11,916
                                                ----------

----------------------------------------------------------
SHOE STORES--1.6%
----------------------------------------------------------
Genesco* #                              249,010      9,684
                                                ----------
Total Shoe stores                                    9,684
                                                ----------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.5%
----------------------------------------------------------
Chattem*                                 79,413      2,990
                                                ----------
Total Soap, cleaners & toilet
    preparation manufacturing                        2,990
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
----------------------------------------------------------
Providence Service* #                   152,536 $    4,960
                                                ----------
Total Social assistance                              4,960
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--2.5%
----------------------------------------------------------
Actuate*                                725,920      3,085
Ansys* #                                120,950      6,550
Progress Software* #                    112,030      3,259
Vasco Data Security
    International* #                    344,880      2,821
                                                ----------
Total Software publishers                           15,715
                                                ----------

----------------------------------------------------------
SPECIALTY FOOD STORES--0.8%
----------------------------------------------------------
Wild Oats Markets* #                    250,331      5,089
                                                ----------
Total Specialty food stores                          5,089
                                                ----------

----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--0.5%
----------------------------------------------------------
Hibbett Sporting Goods* #                99,445      3,281
                                                ----------
Total Sporting goods/hobby/musical
    instrument stores                                3,281
                                                ----------

----------------------------------------------------------
SPRING & WIRE PRODUCT
    MANUFACTURING--0.7%
----------------------------------------------------------
Barnes Group                            111,050      4,497
                                                ----------
Total Spring & wire product
    manufacturing                                    4,497
                                                ----------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.4%
----------------------------------------------------------
NS Group*                               187,100      8,612
                                                ----------
Total Steel product manufacturing
    from purchased steel                             8,612
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--0.4%
----------------------------------------------------------
Dobson Communications, Cl A*            284,900      2,285
                                                ----------
Total Telecommunications                             2,285
                                                ----------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
----------------------------------------------------------
Artesian Resources, Cl A                 36,077   $  1,205
                                                ----------
Total Water, sewage &
    other systems                                    1,205
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $361,851)                                557,502
==========================================================

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--28.0%
----------------------------------------------------------
Boston Global Investment Trust --
    Quality Portfolio (1)           173,201,463    173,201

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $173,201)                                173,201
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--10.1%
----------------------------------------------------------
BlackRock TempCash
    Fund, Institutional
    Shares, 4.65%**                  62,511,446     62,511

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $62,511)                                  62,511
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--128.2%
    (COST $597,563)                                793,214
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (28.2)%
----------------------------------------------------------
Obligation to return securities
    lending collateral                           (173,201)
Payable for investment
    securities purchased                           (2,210)
Payable due to investment adviser                    (492)
Payable for capital shares redeemed                  (183)
Payable due to administrator                          (73)
Other assets and liabilities, net                    1,914

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES               (174,245)
==========================================================

----------------------------------------------------------
NET ASSETS -- 100.0%                              $618,969
==========================================================



44  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 10,242,396
    outstanding shares of beneficial interest     $411,495
Accumulated net investment loss                     (1,656)
Accumulated net realized gain
    on investments                                  13,479
Net unrealized appreciation
    on investments                                 195,651

----------------------------------------------------------
NET ASSETS                                        $618,969
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $60.43
----------------------------------------------------------

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $166,720,099.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.1%
----------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.1%
----------------------------------------------------------
Euronet Worldwide*                       24,600 $      931
                                                ----------
Total Activities related to credit
    intermediation                                     931
                                                ----------

----------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
----------------------------------------------------------
Ventiv Health*                           21,240        706
                                                ----------
Total Advertising & related services                   706
                                                ----------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--0.8%
----------------------------------------------------------
Hexcel*                                  28,350        623
                                                ----------
Total Aerospace product &
    parts manufacturing                                623
                                                ----------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.0%
----------------------------------------------------------
HealthExtras*                            24,340        859
                                                ----------
Total Agencies & other insurance
    related activities                                 859
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY MANUFACTURING--4.1%
----------------------------------------------------------
Bucyrus International, Cl A              12,645        609
Hydril*                                  12,170        949
Lone Star Technologies*                  15,493        858
Oil States International*                24,340        897
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                   3,313
                                                ----------

----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.2%
----------------------------------------------------------
Aleris International*                    21,240      1,021
                                                ----------
Total Alumina & aluminum
    production & processing                          1,021
                                                ----------

----------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.1%
----------------------------------------------------------
The Men's Wearhouse                      24,230        871
                                                ----------
Total Apparel, piece goods &
    notions wholesale                                  871
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.1%
----------------------------------------------------------
Griffon*                                 35,120 $      872
                                                ----------
Total Architectural & structural
    metals manufacturing                               872
                                                ----------

----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.9%
----------------------------------------------------------
Tetra Tech*                              31,820        608
Washington Group International*          16,455        944
                                                ----------
Total Architectural, engineering &
    related services                                 1,552
                                                ----------

----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--1.4%
----------------------------------------------------------
Amerco*                                   4,120        408
PHH*                                     26,250        701
                                                ----------
Total Automotive equipment
    rental & leasing                                 1,109
                                                ----------

----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--1.0%
----------------------------------------------------------
Flowers Foods                            26,270        780
                                                ----------
Total Bakeries & tortilla manufacturing                780
                                                ----------

----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--1.5%
----------------------------------------------------------
Texas Industries                         19,670      1,190
                                                ----------
Total Cement & concrete
    product manufacturing                            1,190
                                                ----------

----------------------------------------------------------
CLOTHING STORES--2.5%
----------------------------------------------------------
Bebe Stores #                            27,070        499
Charming Shoppes*                        41,390        615
Too*                                     26,450        909
                                                ----------
Total Clothing stores                                2,023
                                                ----------

----------------------------------------------------------
COAL MINING--1.1%
----------------------------------------------------------
Foundation Coal Holdings                 22,540        927
                                                ----------
Total Coal mining                                      927
                                                ----------


46  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.0%
----------------------------------------------------------
Electronics for Imaging*                 28,610 $      800
                                                ----------
Total Computer & peripheral
    equipment manufacturing                            800
                                                ----------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.5%
----------------------------------------------------------
Digital Insight*                         19,620        714
Foundry Networks*                        43,010        781
Xyratex*                                 16,160        509
                                                ----------
Total Computer systems design &
    related services                                 2,004
                                                ----------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.1%
----------------------------------------------------------
Phillips-Van Heusen                      22,490        859
                                                ----------
Total Cut & sew apparel manufacturing                  859
                                                ----------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.8%
----------------------------------------------------------
First Midwest Bancorp                    13,950        510
Provident Bankshares                     15,690        572
SVB Financial Group*                      7,560        401
                                                ----------
Total Depository credit intermediation               1,483
                                                ----------

----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--1.6%
----------------------------------------------------------
Allete                                   15,090        703
El Paso Electric                         30,920        589
                                                ----------
Total Electric power generation,
    transmission & distribution                      1,292
                                                ----------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.1%
----------------------------------------------------------
Arris Group*                             67,050        923
                                                ----------
Total Electrical goods wholesale                       923
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.1%
----------------------------------------------------------
PolyMedica                               21,300        902
                                                ----------
Total Electronic shopping &
    mail-order houses                                  902
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.8%
----------------------------------------------------------
DSW, Cl A* #                             26,560 $      832
Skechers U.S.A., Cl A*                   25,470        635
                                                ----------
Total Footwear manufacturing                         1,467
                                                ----------

----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.9%
----------------------------------------------------------
Bob Evans Farms                          23,790        707
                                                ----------
Total Full-service restaurants                         707
                                                ----------

----------------------------------------------------------
GAMBLING INDUSTRIES--1.8%
----------------------------------------------------------
Isle of Capri Casinos*                   21,950        731
Pinnacle Entertainment*                  27,130        764
                                                ----------
Total Gambling industries                            1,495
                                                ----------

----------------------------------------------------------
GROCERY STORES--1.1%
----------------------------------------------------------
Pantry*                                  14,130        882
                                                ----------
Total Grocery stores                                   882
                                                ----------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
----------------------------------------------------------
Varian Semiconductor
    Equipment Associates*                26,430        742
                                                ----------
Total Industrial machinery
    manufacturing                                      742
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--1.3%
----------------------------------------------------------
WebEx Communications*                    17,110        576
Websense*                                16,860        465
                                                ----------
Total Information services                           1,041
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--3.2%
----------------------------------------------------------
Delphi Financial Group, Cl A             11,960        618
Ohio Casualty                            29,570        937
ProAssurance*                            20,111      1,046
                                                ----------
Total Insurance carriers                             2,601
                                                ----------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.3%
----------------------------------------------------------
Domino's Pizza                           38,240      1,092
                                                ----------
Total Limited-service eating places                  1,092
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
MACHINERY, EQUIPMENT &
    SUPPLIES WHOLESALE--1.0%
----------------------------------------------------------
Aviall*                                  21,390 $      815
                                                ----------
Total Machinery, equipment &
    supplies wholesale                                 815
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--0.8%
----------------------------------------------------------
FTI Consulting*                          24,120        688
                                                ----------
Total Management, scientific &
    technical consulting services                      688
                                                ----------

----------------------------------------------------------
MEDICAL EQUIPMENT &
    SUPPLIES MANUFACTURING--1.9%
----------------------------------------------------------
Haemonetics*                             19,470        989
Thoratec*                                28,400        547
                                                ----------
Total Medical equipment &
    supplies manufacturing                           1,536
                                                ----------

----------------------------------------------------------
METAL ORE MINING--1.7%
----------------------------------------------------------
Cleveland-Cliffs #                        7,070        616
Randgold Resources ADR*                  43,620        792
                                                ----------
Total Metal ore mining                               1,408
                                                ----------

----------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--0.7%
----------------------------------------------------------
Central Garden and Pet*                  10,580        562
                                                ----------
Total Miscellaneous nondurable
    goods wholesale                                    562
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.9%
----------------------------------------------------------
Tenneco*                                 34,700        753
                                                ----------
Total Motor vehicle body &
    trailer manufacturing                              753
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
----------------------------------------------------------
Federal Signal                           30,800        570
                                                ----------
Total Motor vehicle manufacturing                      570
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.5%
----------------------------------------------------------
Analogic                                  7,836 $      519
DRS Technologies                         12,810        703
Itron*                                   13,710        820
                                                ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                2,042
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--0.9%
----------------------------------------------------------
Comstock Resources*                      25,460        756
                                                ----------
Total Oil & gas extraction                             756
                                                ----------

----------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.9%
----------------------------------------------------------
Vail Resorts*                            18,760        717
                                                ----------
Total Other amusement &
    recreation industries                              717
                                                ----------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.4%
----------------------------------------------------------
CommScope* #                             40,670      1,161
                                                ----------
Total Other electrical equipment &
    component manufacturing                          1,161
                                                ----------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.9%
----------------------------------------------------------
Kaydon                                   18,580        750
                                                ----------
Total Other fabricated metal
    product manufacturing                              750
                                                ----------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
----------------------------------------------------------
National Financial Partners              17,880      1,011
Waddell & Reed Financial, Cl A           48,030      1,109
                                                ----------
Total Other financial
    investment activities                            2,120
                                                ----------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--3.7%
----------------------------------------------------------
Actuant, Cl A                            15,310        937
Gardner Denver*                          15,720      1,025
Nordson                                  21,330      1,064
                                                ----------
Total Other general purpose
    machinery manufacturing                          3,026
                                                ----------



48  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--6.9%
----------------------------------------------------------
Alexandria Real Estate Equities           9,825 $      937
BioMed Realty Trust                      26,700        791
Corporate Office Properties Trust #      18,870        863
Kilroy Realty                            10,260        793
Maguire Properties                       22,970        838
Strategic Hotels & Resorts               28,270        658
Taubman Centers                          18,520        772
                                                ----------
Total Other investment pools & funds                 5,652
                                                ----------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.2%
----------------------------------------------------------
Psychiatric Solutions*                   28,600        947
                                                ----------
Total Outpatient care centers                          947
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.6%
----------------------------------------------------------
Alkermes*                                21,060        464
Angiotech Pharmaceuticals*               53,930        798
First Horizon Pharmaceutical*            33,200        837
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                           2,099
                                                ----------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------
Tupperware Brands                        27,540        567
                                                ----------
Total Plastics product manufacturing                   567
                                                ----------

----------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.1%
----------------------------------------------------------
Chemed                                   14,720        873
                                                ----------
Total Plumbing, heating & ac contractor                873
                                                ----------

----------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--1.8%
----------------------------------------------------------
Freightcar America                        9,710        618
Wabtec                                   25,000        815
                                                ----------
Total Railroad rolling
    stock manufacturing                              1,433
                                                ----------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--2.5%
----------------------------------------------------------
Walter Industries                        30,230      2,014
                                                ----------
Total Residential building construction              2,014
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
----------------------------------------------------------
Skywest                                  20,790 $      608
                                                ----------
Total Scheduled air transportation                     608
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.6%
----------------------------------------------------------
Nektar Therapeutics*                     24,350        496
                                                ----------
Total Scientific R&D services                          496
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--0.8%
----------------------------------------------------------
GFI Group*                               13,350        693
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                         693
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.5%
----------------------------------------------------------
Benchmark Electronics*                   22,840        876
DSP Group*                               27,610        801
NAM TAI Electronics                      20,926        480
Standard Microsystems*                   25,300        657
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          2,814
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--5.5%
----------------------------------------------------------
Blackbaud                                38,770        822
Brocade Communications Systems*         152,190      1,017
Nuance Communications*                   74,860        884
THQ*                                     33,755        874
Transaction Systems Architects*          28,790        898
                                                ----------
Total Software publishers                            4,495
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--3.1%
----------------------------------------------------------
Brightpoint*                             24,670        766
Dobson Communications, Cl A*            113,920        914
Ubiquitel*                               80,750        815
                                                ----------
Total Telecommunications                             2,495
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
WATER TRANSPORTATION SUPPORT ACTIVITIES--1.3%
----------------------------------------------------------
Kirby*                                   15,790 $    1,075
                                                ----------
Total Water transportation
    support activities                               1,075
                                                ----------
----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $63,895)                                  78,232
==========================================================

----------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.0%
----------------------------------------------------------
iShares Russell 2000 Index Fund #        10,570        804

----------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
    (COST $706)                                        804
==========================================================

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.7%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             1,399,030      1,399

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,399)                                    1,399
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--3.4%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**     2,745,116      2,745

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $2,745)                                    2,745
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--102.2%
    (COST $68,745)                                  83,180
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (2.2)%
----------------------------------------------------------
Obligation to return securities
    lending collateral                              (1,399)
Payable for investment securities purchased         (1,218)
Payable for capital shares redeemed                    (59)
Payable due to investment adviser                      (48)
Payable due to administrator                           (10)
Other assets and liabilities, net                      909
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                  (1,825)
==========================================================

----------------------------------------------------------
NET ASSETS -- 100.0%                               $81,355
==========================================================


                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- par value
    $0.00001) based on 4,380,950
    outstanding shares of beneficial interest      $62,107
Accumulated net investment loss                       (191)
Accumulated net realized gain
    on investments                                   5,004
Net unrealized appreciation
    on investments                                  14,435
----------------------------------------------------------
NET ASSETS                                         $81,355
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS II SHARES               $18.57
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $1,362,474.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.


50  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--100.1%
----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.2%
----------------------------------------------------------
Joy Global                                3,100 $      185
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                     185
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.4%
----------------------------------------------------------
Alcatel ADR*                             33,790        520
                                                ----------
Total Communications equipment
    manufacturing                                      520
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--10.0%
----------------------------------------------------------
Apple Computer*                           8,830        554
Hewlett-Packard                          17,200        566
Rackable Systems*                         8,350        441
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          1,561
                                                ----------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.1%
----------------------------------------------------------
Foundry Networks*                        32,700        594
Witness Systems*                         13,850        352
                                                ----------
Total Computer systems design &
    related services                                   946
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
----------------------------------------------------------
eBay*                                     9,870        385
                                                ----------
Total Electronic shopping &
    mail-order houses                                  385
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--2.7%
----------------------------------------------------------
Intuitive Surgical*                       3,610        426
                                                ----------
Total Home health care services                        426
                                                ----------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.7%
----------------------------------------------------------
Kla-Tencor                                9,840        476
Varian Semiconductor
    Equipment Associates*                 8,850        248
                                                ----------
Total Industrial machinery
    manufacturing                                      724
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INFORMATION SERVICES--5.1%
----------------------------------------------------------
Google, Cl A*                             1,450 $      565
Internet Capital Group*                  24,270        229
                                                ----------
Total Information services                             794
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.2%
----------------------------------------------------------
Gilead Sciences*                          8,090        503
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                             503
                                                ----------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.3%
----------------------------------------------------------
Celgene*                                 11,500        509
                                                ----------
Total Scientific R&D services                          509
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--35.2%
----------------------------------------------------------
Advanced Micro Devices*                  18,860        625
ASML Holding, NY Shares*                 22,650        461
Broadcom, Cl A*                          16,860        728
Emcore*                                  30,060        307
Finisar*                                 49,000        243
JDS Uniphase*                           151,720        633
Marvell Technology Group*                12,130        656
ON Semiconductor*                        29,700        216
Silicon Laboratories*                     9,290        511
Sirf Technology Holdings*                11,530        408
Trident Microsystems*                    23,370        679
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          5,467
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--18.0%
----------------------------------------------------------
Akamai Technologies*                     14,470        476
F5 Networks*                             10,730        778
Nuance Communications*                   23,800        281
Openwave Systems*                        28,360        612
Red Hat*                                 14,220        398
Salesforce.com*                           6,850        249
                                                ----------
Total Software publishers                            2,794
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
TELECOMMUNICATIONS--4.7%
----------------------------------------------------------
China GrenTech, ADR*                      8,800 $      151
NII Holdings*                             9,940        586
                                                ----------
Total Telecommunications                               737
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $11,006)                                  15,551
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--0.1%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**        14,708         15

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $15)                                          15
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--100.2%
    (COST $11,021)                                  15,566
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.2)%
----------------------------------------------------------
Payable for investment securities purchased           (158)
Payable due to investment adviser                      (17)
Payable for capital shares redeemed                     (2)
Payable due to administrator                            (2)
Other assets and liabilities, net                      155
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                     (24)
==========================================================

NET ASSETS-- 100.0%                                $15,542
==========================================================

                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 1,903,994
    outstanding shares of beneficial interest     $139,905
Accumulated net investment loss                        (93)
Accumulated net realized loss
    on investments                                (128,815)
Net unrealized appreciation
    on investments                                   4,545
----------------------------------------------------------
NET ASSETS                                         $15,542
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                 $8.16
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.


52  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.4%
----------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--3.1%
----------------------------------------------------------
Cemex ADR                                19,620 $    1,281
                                                ----------
Total Cement & concrete
    product manufacturing                            1,281
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--11.7%
----------------------------------------------------------
Alcatel ADR*                             81,290      1,252
Qualcomm                                 38,520      1,949
Sony ADR                                 36,330      1,674
                                                ----------
Total Communications
    equipment manufacturing                          4,875
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.9%
----------------------------------------------------------
Apple Computer*                          26,170      1,641
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          1,641
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--4.8%
----------------------------------------------------------
eBay*                                    51,450      2,009
                                                ----------
Total Electronic shopping &
    mail-order houses                                2,009
                                                ----------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.1%
----------------------------------------------------------
Kla-Tencor                               26,720      1,292
                                                ----------
Total Industrial machinery
    manufacturing                                    1,292
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--6.7%
----------------------------------------------------------
Google, Cl A*                             7,120      2,777
                                                ----------
Total Information services                           2,777
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--3.5%
----------------------------------------------------------
UnitedHealth Group                       26,080      1,457
                                                ----------
Total Insurance carriers                             1,457
                                                ----------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--4.0%
----------------------------------------------------------
Toyota Motor ADR                         15,470      1,685
                                                ----------
Total Motor vehicle manufacturing                    1,685
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--3.0%
----------------------------------------------------------
Rockwell Automation                      17,270 $    1,242
                                                ----------
Total Other general purpose
    machinery manufacturing                          1,242
                                                ----------

----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--4.1%
----------------------------------------------------------
Coach*                                   50,080      1,732
                                                ----------
Total Other leather & allied
    product manufacturing                            1,732
                                                ----------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.1%
----------------------------------------------------------
Scientific Games, Cl A*                  37,040      1,301
                                                ----------
Total Other miscellaneous
    manufacturing                                    1,301
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.0%
----------------------------------------------------------
Gilead Sciences*                         27,140      1,689
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                           1,689
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--3.2%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings                     3,010      1,347
                                                ----------
Total Securities & commodity exchanges               1,347
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.1%
----------------------------------------------------------
Charles Schwab                           74,110      1,275
                                                ----------
Total Security & commodity
    contracts intermediation & brokerage             1,275
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--15.8%
----------------------------------------------------------
Advanced Micro Devices*                  49,730      1,649
Applied Materials                       119,880      2,099
Broadcom, Cl A*                          38,145      1,647
JDS Uniphase*                           286,370      1,194
                                                ----------
Total Semiconductor & other
    electronic component manufacturing               6,589
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
SOFTWARE PUBLISHERS--8.8%
----------------------------------------------------------
F5 Networks*                             17,420 $    1,263
Openwave Systems*                        59,720      1,288
Salesforce.com*                          30,850      1,121
                                                ----------
Total Software publishers                            3,672
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--2.6%
----------------------------------------------------------
NII Holdings*                            18,300      1,079
                                                ----------
Total Telecommunications                             1,079
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--7.9%
----------------------------------------------------------
Starwood Hotels &
    Resorts Worldwide                    26,090      1,767
Station Casinos                          19,080      1,514
                                                ----------
Total Traveler accommodation                         3,281
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $33,904)                                  40,224
----------------------------------------------------------

----------------------------------------------------------
CASH EQUIVALENT--2.1%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**       879,609        880

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $880)                                        880
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--98.5%
    (COST $34,784)                                 $41,104
----------------------------------------------------------

Percentages are based on net assets of $41,746 (000).

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.



54  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
March 31, 2006

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.5%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.7%
----------------------------------------------------------
aQuantive*                               20,380 $      480
                                                ----------
Total Advertising & related services                   480
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--3.0%
----------------------------------------------------------
Hansen Natural* #                         6,740        849
                                                ----------
Total Beverage manufacturing                           849
                                                ----------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.5%
----------------------------------------------------------
H&E Equipment Services*                  15,000        437
                                                ----------
Total Commercial/industrial
    equipment rental & leasing                         437
                                                ----------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.1%
----------------------------------------------------------
Sony ADR                                  7,030        324
                                                ----------
Total Communications equipment
    manufacturing                                      324
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.9%
----------------------------------------------------------
Apple Computer*                           8,010        502
Rackable Systems*                        17,210        910
                                                ----------
Total Computer & peripheral
    equipment manufacturing                          1,412
                                                ----------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.9%
----------------------------------------------------------
WESCO International*                      7,940        540
                                                ----------
Total Electrical goods wholesale                       540
                                                ----------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.2%
----------------------------------------------------------
eBay*                                    11,280        441
Nutri/System* #                          10,020        476
                                                ----------
Total Electronic shopping &
    mail-order houses                                  917
                                                ----------

----------------------------------------------------------
FOUNDRIES--1.5%
----------------------------------------------------------
Precision Castparts                       7,220        429
                                                ----------
Total Foundries                                        429
                                                ----------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--2.5%
----------------------------------------------------------
Intuitive Surgical*                       6,070        716
                                                ----------
Total Home health care services                        716
                                                ----------


                                                     Value
                                        Shares       (000)
----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.6%
----------------------------------------------------------
Cymer*                                    7,660 $      348
Varian Semiconductor
    Equipment Associates*                24,150        678
                                                ----------
Total Industrial machinery manufacturing             1,026
                                                ----------

----------------------------------------------------------
INFORMATION SERVICES--3.9%
----------------------------------------------------------
Google, Cl A*                             2,890      1,127
                                                ----------
Total Information services                           1,127
                                                ----------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--2.3%
----------------------------------------------------------
Monster Worldwide*                       13,240        660
                                                ----------
Total Management, scientific &
    technical consulting services                      660
                                                ----------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.7%
----------------------------------------------------------
Quest Diagnostics                         9,630        494
                                                ----------
Total Medical & diagnostic laboratories                494
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--4.7%
----------------------------------------------------------
GMX Resources*                           20,890        782
Range Resources                          20,505        560
                                                ----------
Total Oil & gas extraction                           1,342
                                                ----------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.3%
----------------------------------------------------------
Mitsubishi UFJ Financial
    Group ADR                            25,560        389
                                                ----------
Total Other financial investment activities            389
                                                ----------

----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.8%
----------------------------------------------------------
Coach*                                   15,010        519
                                                ----------
Total Other leather & allied
    product manufacturing                              519
                                                ----------

----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.5%
----------------------------------------------------------
VistaPrint*                              14,710        439
                                                ----------
Total Paper & paper product wholesale                  439
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.1%
----------------------------------------------------------
Amylin Pharmaceuticals*                   7,610        372
Gilead Sciences*                         12,770        795
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                           1,167
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
----------------------------------------------------------
PDL BioPharma*                           11,000 $      361
                                                ----------
Total Scientific R&D services                          361
                                                ----------

----------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.3%
----------------------------------------------------------
Chicago Mercantile
    Exchange Holdings                     1,450        649
                                                ----------
Total Securities & commodity exchanges                 649
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.7%
----------------------------------------------------------
Thomas Weisel Partners Group* #          35,000        766
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                         766
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--21.9%
----------------------------------------------------------
Advanced Micro Devices*                  24,150        801
Broadcom, Cl A*                          15,120        653
JDS Uniphase*                           204,070        851
Marvell Technology Group*                18,500      1,001
PMC - Sierra*                            45,000        553
Silicon Laboratories*                    17,780        977
Sirf Technology Holdings* #               9,970        353
Trident Microsystems*                    37,450      1,088
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                          6,277
                                                ----------

----------------------------------------------------------
SOFTWARE PUBLISHERS--15.4%
----------------------------------------------------------
Akamai Technologies*                     23,580        776
F5 Networks*                             16,970      1,230
Nuance Communications*                   47,610        562
Openwave Systems*                        33,970        733
Red Hat*                                 20,520        574
Salesforce.com*                          14,600        531
                                                ----------
Total Software publishers                            4,406
                                                ----------

----------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--2.8%
----------------------------------------------------------
GameStop, Cl A* #                        17,160        809
                                                ----------
Total Sporting goods/hobby/
    musical instrument stores                          809
                                                ----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
TELECOMMUNICATIONS--3.6%
----------------------------------------------------------
China GrenTech, ADR*                     16,200 $      277
NII Holdings*                            12,800        755
                                                ----------
Total Telecommunications                             1,032
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--2.3%
----------------------------------------------------------
Starwood Hotels &
    Resorts Worldwide                     9,620        651
                                                ----------
Total Traveler accommodation                           651
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $23,592)                                  28,218
==========================================================

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--10.7%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             3,058,860      3,059

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $3,059)                                    3,059
==========================================================

----------------------------------------------------------
CASH EQUIVALENT--2.4%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**       674,578        675

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $675)                                        675
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--111.6%
    (COST $27,326)                                 $31,952
==========================================================

Percentages are based on net assets of $28,637 (000).

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2006, was $3,026,613.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.


56   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
March 31, 2006

                                                     Value
                                          Shares     (000)
----------------------------------------------------------
COMMON STOCK--98.4%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.5%
----------------------------------------------------------
Time Warner                                 190 $        3
                                                ----------
Total Advertising & related services                     3
                                                ----------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--2.0%
----------------------------------------------------------
Boeing                                       50          4
Goodrich                                     70          3
Textron                                      40          4
                                                ----------
Total Aerospace product &
    parts manufacturing                                 11
                                                ----------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--2.7%
----------------------------------------------------------
Caterpillar                                  60          4
Grant Prideco*                              130          6
Terex*                                       60          5
                                                ----------
Total Agriculture, construction &
    mining machinery manufacturing                      15
                                                ----------

----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.7%
----------------------------------------------------------
Ryder System                                 90          4
                                                ----------
Total Automotive equipment
    rental & leasing                                     4
                                                ----------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.7%
----------------------------------------------------------
Celanese, Ser A                             180          4
                                                ----------
Total Basic chemical manufacturing                       4
                                                ----------

----------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
----------------------------------------------------------
Molson Coors Brewing, Cl B                   60          4
                                                ----------
Total Beverage manufacturing                             4
                                                ----------

----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.5%
----------------------------------------------------------
Crown Holdings*                             170          3
                                                ----------
Total Boiler, tank & shipping
    container manufacturing                              3
                                                ----------


                                                     Value
                                          Shares     (000)
----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--0.7%
----------------------------------------------------------
Lowe's                                       70 $        4
                                                ----------
Total Building material & supplies dealers               4
                                                ----------

----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.7%
----------------------------------------------------------
DIRECTV Group*                              250          4
                                                ----------
Total Cable networks &
    program distribution                                 4
                                                ----------

----------------------------------------------------------
CLOTHING STORES--1.6%
----------------------------------------------------------
Abercrombie & Fitch, Cl A                    90          5
Ross Stores                                 130          4
                                                ----------
Total Clothing stores                                    9
                                                ----------

----------------------------------------------------------
COAL MINING--0.8%
----------------------------------------------------------
Consol Energy                                60          4
                                                ----------
Total Coal mining                                        4
                                                ----------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.1%
----------------------------------------------------------
Hewlett-Packard                             400         13
Integrated Device Technology*               230          4
                                                ----------
Total Computer & peripheral
    equipment manufacturing                             17
                                                ----------

----------------------------------------------------------
DEPARTMENT STORES--1.1%
----------------------------------------------------------
J.C. Penney                                 100          6
                                                ----------
Total Department stores                                  6
                                                ----------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--10.1%
----------------------------------------------------------
Bank of America                             340         15
Citigroup                                   380         18
SunTrust Banks                               90          7
Wachovia                                    140          8
Wells Fargo                                 130          8
                                                ----------
Total Depository credit intermediation                  56
                                                ----------


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                          Shares     (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--5.1%
----------------------------------------------------------
AES*                                        250 $        4
Allegheny Energy*                           110          4
Duke Energy*                                250          7
Exelon                                       80          4
FirstEnergy                                  90          4
TXU                                         100          5
                                                ----------
Total Electric power generation,
    transmission & distribution                         28
                                                ----------

----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------
Cummins                                      50          5
                                                ----------
Total Engine, turbine & power transmission
    equipment manufacturing                              5
                                                ----------

----------------------------------------------------------
GAMBLING INDUSTRIES--1.3%
----------------------------------------------------------
Penn National Gaming*                       160          7
                                                ----------
Total Gambling industries                                7
                                                ----------

----------------------------------------------------------
GRAIN & OILSEED MILLING--0.9%
----------------------------------------------------------
Archer-Daniels-Midland                      150          5
                                                ----------
Total Grain & oilseed milling                            5
                                                ----------

----------------------------------------------------------
GROCERY STORES--0.9%
----------------------------------------------------------
Whole Foods Market                           70          5
                                                ----------
Total Grocery stores                                     5
                                                ----------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.8%
----------------------------------------------------------
CVS 210                                     210          6
Omnicare                                     70          4
                                                ----------
Total Health & personal care stores                     10
                                                ----------

----------------------------------------------------------
INSURANCE CARRIERS--12.1%
----------------------------------------------------------
Aetna                                       110          5
AMBAC Financial Group                        50          4
American Financial Group                    120          5
American International Group                100          7
Assurant                                    130          6
Chubb                                        50          5


                                                     Value
                                          Shares     (000)
----------------------------------------------------------
CNA Financial*                              180 $        6
Hartford Financial Services Group            50          4
HCC Insurance Holdings                      130          5
Loews                                        40          4
Reinsurance Group of America                 90          4
Safeco                                      140          7
WR Berkley                                   90          5
                                                ----------
Total Insurance carriers                                67
                                                ----------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.2%
----------------------------------------------------------
ENSCO International                          60          3
Helix Energy Solutions Group*                90          3
Tidewater                                   100          6
                                                ----------
Total Mining support activities                         12
                                                ----------

----------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--0.9%
----------------------------------------------------------
Altria Group                                 70          5
                                                ----------
Total Miscellaneous nondurable
    goods wholesale                                      5
                                                ----------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.9%
----------------------------------------------------------
Southern Union*                             200          5
                                                ----------
Total Natural gas distribution                           5
                                                ----------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.4%
----------------------------------------------------------
AmeriCredit*                                130          4
Capital One Financial                        50          4
CapitalSource                               230          6
CIT Group                                    70          4
Freddie Mac                                 100          6
                                                ----------
Total Nondepository credit
    intermediation                                      24
                                                ----------

----------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--2.0%
----------------------------------------------------------
Martin Marietta Materials                    50          5
Vulcan Materials                             70          6
                                                ----------
Total Nonmetallic mineral
    mining & quarrying                                  11
                                                ----------


58  TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                          Shares     (000)
----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.9%
----------------------------------------------------------
Office Depot*                               130 $        5
                                                ----------
Total Office supplies,
    stationery & gift stores                             5
                                                ----------

----------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
----------------------------------------------------------
Unit*                                        80          4
                                                ----------
Total Oil & gas extraction                               4
                                                ----------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.3%
----------------------------------------------------------
Host Marriott                               310          7
                                                ----------
Total Other investment pools & funds                     7
                                                ----------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--10.3%
----------------------------------------------------------
Chevron                                     190         11
ConocoPhillips                              170         11
Exxon Mobil                                 580         35
                                                ----------
Total Petroleum & coal products
    manufacturing                                       57
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.3%
----------------------------------------------------------
Merck                                       180          6
Pfizer                                      710         18
                                                ----------
Total Pharmaceutical &
    medicine manufacturing                              24
                                                ----------

----------------------------------------------------------
PHARMACEUTICAL PREPARATION--0.8%
----------------------------------------------------------
Bausch & Lomb                                70          4
                                                ----------
Total Pharmaceutical preparation                         4
                                                ----------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--2.4%
----------------------------------------------------------
Kinder Morgan                                40          4
Questar                                      60          4
Western Gas Resources                       110          5
                                                ----------
Total Pipeline transportation
    of natural gas                                      13
                                                ----------


                                                     Value
                                          Shares     (000)
----------------------------------------------------------
RAIL TRANSPORTATION--0.9%
----------------------------------------------------------
Union Pacific                                50 $        5
                                                ----------
Total Rail transportation                                5
                                                ----------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
----------------------------------------------------------
AMR*                                        150          4
                                                ----------
Total Scheduled air transportation                       4
                                                ----------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--9.8%
----------------------------------------------------------
Bear Stearns                                 50          7
Goldman Sachs Group                          40          6
JPMorgan Chase                              360         15
Lehman Brothers Holdings                     50          7
Merrill Lynch                               140         11
Morgan Stanley                              120          8
                                                ----------
Total Security & commodity contracts
    intermediation & brokerage                          54
                                                ----------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.2%
----------------------------------------------------------
Advanced Micro Devices*                      90          3
Nvidia*                                     110          6
QLogic*                                     140          3
                                                ----------
Total Semiconductor & other electronic
    component manufacturing                             12
                                                ----------

----------------------------------------------------------
TELECOMMUNICATIONS--3.6%
----------------------------------------------------------
AT&T                                        160          4
Qwest Communications
    International*                          650          4
Sprint Nextel                               250          7
Verizon Communications                      130          5
                                                ----------
Total Telecommunications                                20
                                                ----------

----------------------------------------------------------
TRAVELER ACCOMMODATION--1.1%
----------------------------------------------------------
Boyd Gaming                                 120          6
                                                ----------
Total Traveler accommodation                             6
                                                ----------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $519)                                        543
==========================================================


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
CASH EQUIVALENT--2.0%
----------------------------------------------------------
BlackRock TempCash Fund,
    Institutional Shares, 4.65%**        10,730 $       11

----------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $11)                                          11
==========================================================

----------------------------------------------------------
TOTAL INVESTMENTS--100.4%
    (COST $530)                                        554
==========================================================

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.4)%
----------------------------------------------------------
Receivable from investment adviser                       3
Other assets and liabilities, net                       (5)
----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                      (2)
==========================================================

----------------------------------------------------------
NET ASSETS-- 100.0%                               $    552
==========================================================

----------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- par value
    $0.00001) based on 50,247
    outstanding shares of beneficial interest     $    502
Undistributed net investment income                      2
Accumulated net realized gain
    on investments                                      24
Net unrealized appreciation
    on investments                                      24

----------------------------------------------------------
NET ASSETS                                        $    552
==========================================================

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CLASS I SHARES                $10.99
==========================================================

*    Non-income producing security
**   Rate shown is the 7-day effective yield as of March 31, 2006.
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


60   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)

                                                                                Turner               Turner               Turner
                                                                               Large Cap          Concentrated        New Enterprise
                                                                              Growth Fund          Growth Fund             Fund
                                                                              -----------         ------------        --------------
                                                                                3/31/06              3/31/06              3/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
-----------------------------------------------------------------------------------------------------------------------------------
    Investment securities, at cost                                            $    10,402          $    34,784          $    27,326
-----------------------------------------------------------------------------------------------------------------------------------
    Investment securities, at value                                           $    13,137          $    41,104          $    31,952
    Receivable for investment securities sold                                      36,093                2,708                1,630
    Receivable for capital shares sold                                                347                  413                  106
    Receivable for dividend and interest income                                        54                   16                    7
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                                49,631               44,241               33,695
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for capital shares redeemed                                            35,801                    3                   86
    Payable for investment securities purchased                                     1,126                2,425                1,876
    Payable due to investment adviser                                                  11                   41                   24
    Payable due to administrator                                                        6                    5                    3
    Obligation to return securities lending collateral                                 --                   --                3,059
    Accrued expenses                                                                   36                   21                   10
-----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                           36,980                2,495                5,058
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                           $    12,651          $    41,746          $    28,637
===================================================================================================================================
Net assets:
    Portfolio capital of Class I Shares                                       $    26,166          $   189,569          $    32,099
    Undistributed net investment income/
    (Accumulated net investment loss)                                                  33                 (212)                 (46)
    Accumulated net realized loss on investments                                  (16,283)            (153,931)              (8,042)
    Net unrealized appreciation on investments                                      2,735                6,320                4,626
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets                                                             $    12,651          $    41,746          $    28,637
===================================================================================================================================
Outstanding shares of beneficial interest (1)
    Class I Shares (2)                                                          2,200,822            5,007,575            3,945,647
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share-- Class I Shares                                          $      5.75          $      8.34          $      7.26
===================================================================================================================================

(1) Unlimited authorization-- par value $0.00001.
(2) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)



                                                                             Turner            Turner
                                                           Turner             Core            Strategic          Turner
                                                          Large Cap          Growth            Growth            Midcap
                                                         Growth Fund           Fund             Fund          Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                        10/1/05 thru      10/1/05 thru      10/1/05 thru      10/1/05 thru
                                                           3/31/06           3/31/06           3/31/06           3/31/06
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                             $    220           $   391           $    27          $   6,466
    Interest                                                   10                30                 4                443
    Securities lending                                          1                 3                 1                110
    Foreign taxes withheld                                     (4)               (2)               --                 (3)
-------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                227               422                32              7,016
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                  135               207                33              3,948
    Administrator fees                                         33                41                 7                780
    Chief Compliance Officer fees                               5                 2                 1                 83
    Distribution fees(1)                                       --                --                --                  2
    Shareholder service fees(1)                                --                 1                --                  2
    Transfer agent fees                                        57                49                16                882
    Custodian fees                                             16                25                10                 95
    Professional fees                                           5                 6                 1                122
    Printing fees                                               5                 7                 1                122
    Registration fees                                           4                 1                 1                 68
    Trustees' fees                                              2                 2                --                 37
    Insurance and other fees                                    2                 2                --                 55
-------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                         264               343                70              6,196
    Less:
          Investment advisory fee waiver                      (96)             (153)              (14)                --
          Administrator fee waiver-- Class I                   --               (27)               --                 --
          Distribution fee waiver                              --                --                --                 --
          Reimbursements from adviser                          --                --                --                 --
-------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                           168               163                56              6,196
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (loss)                            59               259               (24)               820
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold           7,541                (5)              306             57,776
    Net unrealized appreciation (depreciation)
       of investment securities                            (4,692)            4,581               792             99,584
-------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                       2,849             4,576             1,098            157,360
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                    $ 2,908            $4,835            $1,074           $158,180
===============================================================================================================================





                                                         Turner            Turner            Turner            Turner
                                                        Small Cap        Micro Cap          Small Cap        Technology
                                                      Growth Fund        Growth Fund       Equity Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
                                                      10/1/05 thru      10/1/05 thru      10/1/05 thru      10/1/05 thru
                                                         3/31/06           3/31/06           3/31/06           3/31/06
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                            $    277          $    644         $     235         $      8
    Interest                                                  76             1,212                35                3
    Securities lending                                       112               242                 8                3
    Foreign taxes withheld                                    --                --                --               --
----------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                               465             2,098               278               14
----------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                               1,331             2,682               336               71
    Administrator fees                                       197               397                52               10
    Chief Compliance Officer fees                             21                40                 5                1
    Distribution fees(1)                                      --                --                88               --
    Shareholder service fees(1)                               --                --                --               --
    Transfer agent fees                                      211               514                54               29
    Custodian fees                                            36                55                26                3
    Professional fees                                         31                62                 8                2
    Printing fees                                             30                62                 8                2
    Registration fees                                         18                33                 4                1
    Trustees' fees                                            10                19                 3                1
    Insurance and other fees                                  15                27                 4                1
----------------------------------------------------------------------------------------------------------------------------
       Total expenses                                      1,900             3,891               588              121
    Less:
          Investment advisory fee waiver                    (236)             (137)              (75)             (14)
          Administrator fee waiver-- Class I                  --                --                --               --
          Distribution fee waiver                             --                --               (61)              --
          Reimbursements from adviser                         --                --                --               --
----------------------------------------------------------------------------------------------------------------------------
       Net expenses                                        1,664             3,754               452              107
----------------------------------------------------------------------------------------------------------------------------
       Net investment income (loss)                       (1,199)           (1,656)             (174)             (93)
----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold         12,586            14,551             5,342              998
    Net unrealized appreciation (depreciation)
       of investment securities                           39,095            58,504             5,561            2,071
----------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                     51,681            73,055            10,903            3,069
----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                   $50,482           $71,399           $10,729           $2,976
============================================================================================================================





                                                            Turner
                                                         Concentrated         Turner            Turner
                                                            Growth         New Enterprise      Large Cap
                                                             Fund              Fund           Value Fund
-----------------------------------------------------------------------------------------------------------
                                                         10/1/05 thru      10/1/05 thru    10/10/05(2) thru
                                                            3/31/06           3/31/06           3/31/06
-----------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                               $    63          $     69            $   5
    Interest                                                    12                13               --
    Securities lending                                          11                 3               --
    Foreign taxes withheld                                      (1)               --               --
-----------------------------------------------------------------------------------------------------------
       Total Investment Income                                  85                85                5
-----------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                   254               111                1
    Administrator fees                                          25                12               --
    Chief Compliance Officer fees                                3                 1               --
    Distribution fees(1)                                        --                --               --
    Shareholder service fees(1)                                 --                --               --
    Transfer agent fees                                         32                21               13
    Custodian fees                                               8                 6                5
    Professional fees                                            4                 2               --
    Printing fees                                                4                 2               --
    Registration fees                                            2                 1               --
    Trustees' fees                                               1                --               --
    Insurance and other fees                                     2                 1               --
-----------------------------------------------------------------------------------------------------------
       Total expenses                                          335               157               19
    Less:
          Investment advisory fee waiver                       (38)              (26)              (1)
          Administrator fee waiver-- Class I                    --                --               --
          Distribution fee waiver                               --                --               --
          Reimbursements from adviser                           --                --              (17)
-----------------------------------------------------------------------------------------------------------
       Net expenses                                            297               131                1
-----------------------------------------------------------------------------------------------------------
       Net investment income (loss)                           (212)              (46)               4
-----------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold            2,668               588               24
    Net unrealized appreciation (depreciation)
       of investment securities                              2,929             2,803               24
-----------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                        5,597             3,391               48
-----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                      $5,385            $3,345            $  52
===========================================================================================================


(1) Attributable to Class II Shares only.

(2) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



62 & 63  TURNER FUNDS 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                           Turner Large Cap               Turner Core
                                                              Growth Fund               Growth Fund (1)
---------------------------------------------------------------------------------------------------------------
                                                     10/1/05 thru                 10/1/05 thru
                                                        3/31/06     year ended       3/31/06     year ended
                                                      (unaudited)     9/30/05      (unaudited)     9/30/05
---------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                    $        59    $        94    $       259    $        65
    Net realized gain (loss) from securities sold         7,541          7,141             (5)           395
    Net change in unrealized appreciation
        (depreciation) of investments                    (4,692)          (384)         4,581          3,222
---------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                 2,908          6,851          4,835          3,682
---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                      (109)           (53)          (162)            --
       Class II Shares                                       --             --             (1)            --
---------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                (109)           (53)          (163)            --
---------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                          13,228         24,448         24,367         33,622
    Proceeds from shares issued in lieu
       of cash distributions                                106             53            109             --
    Cost of shares redeemed                             (46,507)       (56,265)        (1,316)        (1,527)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Class I Shares transactions                         (33,173)       (31,764)        23,160         32,095
---------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                              --             --          1,501              1
    Proceeds from shares issued in lieu
       of cash distributions                                 --             --              1             --
    Cost of shares redeemed                                  --             --            (18)            --
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    Class II  Shares transactions                            --             --          1,484              1
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                  (33,173)       (31,764)        24,644         32,096
---------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets          (30,374)       (24,966)        29,316         35,778
---------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                  43,025         67,991         40,858          5,080
---------------------------------------------------------------------------------------------------------------
    End of period                                   $    12,651    $    43,025    $    70,174    $    40,858
===============================================================================================================
Undistributed net investment income
    (accumulated net investment loss)               $        33    $        83    $       161    $        65
===============================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                2,363          4,787          2,132          5,458
    Issued in lieu of cash distributions                     19             10              9             --
    Redeemed                                             (8,133)       (10,913)          (113)        (2,296)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                    (5,751)        (6,116)         2,028          3,162
---------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                   --             --            131             --
    Redeemed                                                 --             --             (2)            --
---------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                  --             --            129             --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions            (5,751)        (6,116)         2,157          3,162
===============================================================================================================


                                                             Turner Strategic               Turner Midcap
                                                                Growth Fund                  Growth Fund
----------------------------------------------------------------------------------------------------------------
                                                      10/1/05 thru                  10/1/05 thru
                                                         3/31/06      year ended       3/31/06     year ended
                                                       (unaudited)      9/30/05      (unaudited)     9/30/05
----------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                      $       (24)   $       (44)   $       820    $    (7,313)
    Net realized gain (loss) from securities sold             306            353         57,776        118,724
    Net change in unrealized appreciation
        (depreciation) of investments                         792            708         99,584        100,398
----------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                   1,074          1,017        158,180        211,809
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                          --             --             --             --
       Class II Shares                                         --             --             --             --
----------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                    --             --             --             --
----------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                             3,878          4,312        227,083        259,069
    Proceeds from shares issued in lieu
       of cash distributions                                   --             --             --             --
    Cost of shares redeemed                                  (577)        (2,601)      (132,247)      (372,696)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Class I Shares transactions                             3,301          1,711         94,836       (113,627)
----------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                --             --            422            446
    Proceeds from shares issued in lieu
       of cash distributions                                   --             --             --             --
    Cost of shares redeemed                                    --             --           (284)          (359)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    Class II  Shares transactions                              --             --            138             87
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                      3,301          1,711         94,974       (113,540)
----------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets              4,375          2,728        253,154         98,269
----------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                                     7,158          4,430        957,563        859,294
----------------------------------------------------------------------------------------------------------------
    End of period                                     $    11,533    $     7,158    $ 1,210,717    $   957,563
================================================================================================================
Undistributed net investment income
    (accumulated net investment loss)                 $       (24)   $        --    $       812    $        (8)
================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                    307            404          7,936         10,915
    Issued in lieu of cash distributions                       --             --             --             --
    Redeemed                                                  (47)          (239)        (4,650)       (15,573)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                         260            165          3,286         (4,658)
----------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                     --             --             14             19
    Redeemed                                                   --             --            (10)           (15)
----------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                    --             --              4              4
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                 260            165          3,290         (4,654)
================================================================================================================


                                                            Turner Small Cap
                                                               Growth Fund
--------------------------------------------------------------------------------
                                                      10/1/05 thru
                                                         3/31/06      year ended
                                                       (unaudited)      9/30/05
--------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                      $    (1,199)   $    (2,248)
    Net realized gain (loss) from securities sold          12,586         21,220
    Net change in unrealized appreciation
        (depreciation) of investments                      39,095         17,030
--------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                  50,482         36,002
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                          --             --
       Class II Shares                                         --             --
--------------------------------------------------------------------------------
          Total dividends and distributions                    --             --
--------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                            51,562         77,920
    Proceeds from shares issued in lieu
       of cash distributions                                   --             --
    Cost of shares redeemed                               (66,924)       (93,986)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Class I Shares transactions                           (15,362)       (16,066)
--------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                --             --
    Proceeds from shares issued in lieu
       of cash distributions                                   --             --
    Cost of shares redeemed                                    --             --
--------------------------------------------------------------------------------
Net increase in net assets from
    Class II  Shares transactions                              --             --
--------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                    (15,362)       (16,066)
--------------------------------------------------------------------------------
       Total increase (decrease) in net assets             35,120         19,936
--------------------------------------------------------------------------------
Net assets:
    Beginning of period                                   257,149        237,213
--------------------------------------------------------------------------------
    End of period                                     $   292,269    $   257,149
================================================================================
Undistributed net investment income
    (accumulated net investment loss)                 $    (1,199)   $        --
================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                                  1,914          3,390
    Issued in lieu of cash distributions                       --             --
    Redeemed                                               (2,497)        (4,092)
--------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                        (583)          (702)
--------------------------------------------------------------------------------
Class II Shares
    Issued                                                     --             --
    Redeemed                                                   --             --
--------------------------------------------------------------------------------
Increase in Class II Shares                                    --             --
--------------------------------------------------------------------------------
Net increase (decrease) in share transactions                (583)          (702)
================================================================================


(1) Effective February 25, 2005, the Constellation Funds reorganized the Constellation TIP Core Growth Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. For additional information see Note 1 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.



64 & 65   TURNER FUNDS 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                        Turner Micro Cap        Turner Small Cap                  Turner
                                                           Growth Fund             Equity Fund                Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                 10/1/05 thru              10/1/05 thru                10/1/05 thru
                                                    3/31/06    year ended     3/31/06      year ended     3/31/06      year ended
                                                  (unaudited)    9/30/05    (unaudited)      9/30/05    (unaudited)      9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment gain (loss)                   $  (1,656)    $  (3,897)    $    (174)    $    (359)    $     (93)    $    (167)
    Net realized gain from securities sold          14,551        42,124         5,342           130           998           844
    Net change in unrealized appreciation
        of investments                              58,504        66,602         5,561         6,763         2,071         1,943
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets
          resulting from operations                 71,399       104,829        10,729         6,534         2,976         2,620
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                   --            --            --            --            --            --
    Realized capital gains
       Class I Shares                              (29,515)      (48,588)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions        (29,515)      (48,588)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                     89,032       125,396            --            --         2,107         1,607
    Proceeds from shares issued in lieu
       of cash distributions                        28,983        47,598            --            --            --            --
    Cost of shares redeemed                        (43,038)      (93,819)           --            --        (2,448)       (7,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Class I Shares transactions                     74,977        79,175            --            --          (341)       (5,743)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                         --            --         8,494        36,702            --            --
    Proceeds from shares issued in lieu
       of cash distributions                            --            --            --            --            --            --
    Cost of shares redeemed                             --            --        (5,581)       (4,694)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    Class II Shares transactions                        --            --         2,913        32,008            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                   74,977        79,175         2,913        32,008          (341)       (5,743)
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets     116,861       135,416        13,642        38,542         2,635        (3,123)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                            502,108       366,692        67,713        29,171        12,907        16,030
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                                $ 618,969     $ 502,108     $  81,355     $  67,713     $  15,542     $  12,907
===================================================================================================================================
Undistributed net investment income/
    (accumulated net investment loss)            $  (1,656)    $      --     $    (191)    $     (17)    $     (93)    $      --
===================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                           1,580         2,435            --            --           273           264
    Issued in lieu of cash distributions               533           983            --            --            --            --
    Redeemed                                          (764)       (1,857)           --            --          (328)       (1,194)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                1,349         1,561            --            --           (55)         (930)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                              --            --           503         2,430            --            --
    Issued in lieu of cash distributions                --            --            --            --            --            --
    Redeemed                                            --            --          (339)         (309)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                             --            --           164         2,121            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions        1,349         1,561           164         2,121           (55)         (930)
===================================================================================================================================



                                                    Turner Concentrated               Turner New         Turner Large Cap
                                                         Growth Fund                Enterprise Fund         Value Fund
-------------------------------------------------------------------------------------------------------------------------
                                                 10/1/05 thru                 10/1/05 thru               10/10/05(1) thru
                                                    3/31/06       year ended    3/31/06      year ended      3/31/06
                                                  (unaudited)      9/30/05    (unaudited)      9/30/05     (unaudited)
-------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment gain (loss)                     $    (212)    $    (195)    $     (46)    $    (128)    $       4
    Net realized gain from securities sold             2,668         4,356           588         1,971            24
    Net change in unrealized appreciation
        of investments                                 2,929         2,922         2,803           885            24
-------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets
          resulting from operations                    5,385         7,083         3,345         2,728            52
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                     --            --            --            --            (2)
    Realized capital gains
       Class I Shares                                     --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions               --            --            --            --            (2)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                        9,760         7,012        18,845         7,793           500
    Proceeds from shares issued in lieu
       of cash distributions                              --            --            --            --             2
    Cost of shares redeemed                           (4,178)      (22,425)       (2,697)      (12,182)           --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Class I Shares transactions                        5,582       (15,413)       16,148        (4,389)          502
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                           --            --            --            --            --
    Proceeds from shares issued in lieu
       of cash distributions                              --            --            --            --            --
    Cost of shares redeemed                               --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    Class II Shares transactions                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                      5,582       (15,413)       16,148        (4,389)          502
-------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets        10,967        (8,330)       19,493        (1,661)          552
-------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                               30,779        39,109         9,144        10,805            --
-------------------------------------------------------------------------------------------------------------------------
    End of period                                  $  41,746     $  30,779     $  28,637     $   9,144     $     552
=========================================================================================================================
Undistributed net investment income/
    (accumulated net investment loss)              $    (212)    $      --     $     (46)    $      --     $       2
=========================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                             1,207         1,085         2,805         1,494            50
    Issued in lieu of cash distributions                  --            --            --            --            --
    Redeemed                                            (533)       (3,468)         (419)       (2,324)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                    674        (2,383)        2,386          (830)           50
-------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                --            --            --            --            --
    Issued in lieu of cash distributions                  --            --            --            --            --
    Redeemed                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                               --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions            674        (2,383)        2,386          (830)           50
=========================================================================================================================

(1) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.



66 & 67  TURNER FUNDS 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                              Realized and
               Net asset          Net          unrealized         Total            Dividends     Distributions
                value,        investment          gains           from             from net          from
               beginning        income         (losses) on     investment         investment        capital          Total
               of period        (loss)         investments     operations           income           gains       distributions
-----------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*           $    5.41        0.01 (4)         0.34            0.35              (0.01)             --           (0.01)
2005            $    4.83        0.01 (4)         0.57            0.58                 --**            --              --
2004            $    4.62          --             0.21            0.21                 --**            --              --
2003            $    3.50          --             1.12            1.12                 --**            --              --
2002            $    4.70          --            (1.20)          (1.20)                --              --              --
2001            $    9.81          --            (5.11)          (5.11)                --              --              --
----------------------------------------------------------
Turner Core Growth Fund -- Class I Shares
----------------------------------------------------------
2006*           $   10.93        0.04             0.97            1.01              (0.03)             --           (0.03)
2005            $    8.84        0.02             2.07            2.09                 --              --              --
2004            $    8.04       (0.03)            0.83            0.80                 --              --              --
2003            $    6.29       (0.03)            1.78            1.75                 --              --              --
2002            $    8.18       (0.03)           (1.86)          (1.89)                --              --              --
2001(2)         $   10.00          --            (1.82)          (1.82)                --              --              --
----------------------------------------------------------
Turner Core Growth Fund -- Class II Shares
----------------------------------------------------------
2006*           $   10.93        0.03             0.95            0.98              (0.03)             --           (0.03)
2005(7)         $   10.58          --             0.35            0.35                 --              --              --
----------------------------------------------------------
Turner Strategic Growth Fund-- Class I Shares(3)
----------------------------------------------------------
2006*           $   11.68       (0.03) (4)        1.55            1.52                 --              --              --
2005            $    9.88       (0.07) (4)        1.87            1.80                 --              --              --
2004            $    9.35       (0.07)            0.60            0.53                 --              --              --
2003            $    6.59       (0.06)            2.82            2.76                 --              --              --
2002            $    9.01       (0.08)           (2.34)          (2.42)                --              --              --
2001            $   26.20       (0.10) (4)      (11.63)         (11.73)                --           (5.46)          (5.46)
----------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*           $   26.39        0.02  (4)        4.18            4.20                 --              --              --
2005            $   20.99       (0.19) (4)        5.59            5.40                 --              --              --
2004            $   19.54       (0.18) (4)        1.63            1.45                 --              --              --
2003            $   13.78       (0.14) (4)        5.90            5.76                 --              --              --
2002            $   17.40       (0.14)           (3.48)          (3.62)                --              --              --
2001            $   46.52       (0.16)          (25.89)         (26.05)                --           (3.07)          (3.07)
----------------------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
----------------------------------------------------------
2006*           $   25.89       (0.05) (4)        4.09            4.04                 --              --              --
2005            $   20.69       (0.30) (4)        5.50            5.20                 --              --              --
2004            $   19.36       (0.28) (4)        1.61            1.33                 --              --              --
2003            $   13.72       (0.23) (4)        5.87            5.64                 --              --              --
2002            $   17.41       (0.22) (4)       (3.47)          (3.69)                --              --              --
2001 (6)        $   17.30          --             0.11            0.11                 --              --              --







                                                                                                      Ratio of net
                                                   Net           Ratio of         Ratio of total       investment
              Net asset                        assets end      net expenses          expenses         income (loss)      Portfolio
             value, end         Total           of period       to average          to average         to average        turnover
              of period        return             (000)         net assets++        net assets        net assets++        rate+++
----------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*          $ 5.75            6.55%+        $   12,651          0.75%               1.18%             0.26%             92.75%
2005           $ 5.41           12.09%         $   43,025          0.75%               1.10%             0.16%            154.66%
2004           $ 4.83            4.64%         $   67,991          0.75%               0.94%             0.11%            165.94%
2003           $ 4.62           32.01%         $   79,416          0.75%               0.97%             0.03%            201.35%
2002           $ 3.50          (25.53)%        $   59,971          0.65%               0.90%               -- %           272.99%
2001           $ 4.70          (52.09)%        $   53,048          0.74%               1.03%            (0.14)%           376.49%
----------------------------------------------------------
Turner Core Growth Fund -- Class I Shares
----------------------------------------------------------
2006*          $11.91            9.29%+        $   68,639          0.59%               1.24%             0.94%             61.44%
2005           $10.93           23.64%         $   40,857          0.69% (1)           1.60%             0.46%            136.36%
2004           $ 8.84            9.95%         $    5,080          1.25%               1.97%            (0.27)%           104.00%
2003           $ 8.04           27.82%         $    5,528          1.25%               2.14%            (0.34)%           187.00%
2002           $ 6.29          (23.11)%        $    4,747          1.25%               1.91%            (0.33)%           313.00%
2001(2)        $ 8.18          (18.20)%+       $    6,949          1.25%               5.35%            (0.20)%            91.00%
----------------------------------------------------------
Turner Core Growth Fund -- Class II Shares
----------------------------------------------------------
2006*          $11.88            8.99%+        $    1,535          0.94%               1.52%             0.57%             61.44%
2005(7)        $10.93            3.31%         $        1          0.83%               2.50%             0.33%            136.36%
----------------------------------------------------------
Turner Strategic Growth Fund-- Class I Shares(3)
----------------------------------------------------------
2006*          $13.20           13.01%+        $   11,533          1.25%               1.57%            (0.53)%            77.49%
2005           $11.68           18.22%         $    7,158          1.25%               1.73%            (0.64)%           206.17%
2004           $ 9.88            5.67%         $    4,430          1.25%               1.83%            (0.70)%           262.01%
2003           $ 9.35           41.88%         $    3,551          1.25%               1.53%            (0.77)%           282.15%
2002           $ 6.59          (26.86)%        $    4,847          1.26% (5)           5.98%(5)         (0.71)%           391.98%
2001           $ 9.01          (53.71)%        $    9,776          1.25% (5)           3.49%(5)         (0.69)%           400.04%
----------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*          $30.59           15.92%+        $1,208,459          1.18%               1.18%             0.16%             57.44%
2005           $26.39           25.73%         $  955,730          1.20%               1.20%            (0.78)%           151.63%
2004           $20.99            7.42%         $  857,899          1.16%               1.16%            (0.84)%           167.17%
2003           $19.54           41.80%         $  773,788          1.15%               1.18%            (0.87)%           208.80%
2002           $13.78          (20.80)%        $  561,244          1.05%               1.16%            (0.81)%           259.62%
2001           $17.40          (59.00)%        $  595,761          1.04%               1.12%            (0.77)%           335.57%
----------------------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
----------------------------------------------------------
2006*          $29.93           15.60%+        $    2,258          1.68%               1.68%            (0.34)%            57.44%
2005           $25.89           25.13%         $    1,833          1.70%               1.70%            (1.28)%           151.63%
2004           $20.69            6.87%         $    1,395          1.66%               1.66%            (1.35)%           167.17%
2003           $19.36           41.11%         $      423          1.65%               1.68%            (1.36)%           208.80%
2002           $13.72          (21.19)%        $      102          1.55%               1.66%            (1.25)%           259.62%
2001 (6)       $17.41            0.64%+        $        7          1.54%               1.95%            (1.04)%           335.57%



* For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized.
**   Amount represents less than $0.01 per share.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of fees paid indirectly, waivers and/or reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.
(2) Commenced operations on February 28, 2001. All ratios for the period have been annualized.
(3) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002 the Mercury Select Growth Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure.
(4)  Based on average shares outstanding.
(5) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(6) Commenced operations on September 24, 2001. All ratios for the period have been annualized.
(7) Commenced operations on August 1, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


68 & 69  TURNER FUNDS 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       Realized and
            Net asset       Net         unrealized       Total        Dividends     Distributions
             value,     investment         gains         from         from net          from         Return
            beginning     income        (losses) on   investment     investment        capital         of           Total
            of period     (loss)        investments   operations       income           gains        Capital    distributions
--------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*        $   24.68     (0.12)           5.15          5.03             --              --            --           --
2005         $   21.33     (0.01)           3.36          3.35             --              --            --           --
2004         $   18.88     (0.19)           2.64          2.45             --              --            --           --
2003         $   12.62     (0.12)           6.38          6.26             --              --            --           --
2002         $   15.65     (0.20)          (2.83)        (3.03)            --              --            --           --
2001         $   44.79     (0.04)         (18.63)       (18.67)            --          (10.47)           --       (10.47)
----------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*        $   56.46     (0.17) (4)       7.33          7.16             --           (3.19)           --        (3.19)
2005         $   50.02     (0.46) (4)      13.35         12.89             --           (6.45)           --        (6.45)
2004         $   41.38     (0.39)          10.04          9.65             --           (1.01)           --        (1.01)
2003         $   32.04     (0.25)           9.59          9.34             --              --            --           --
2002         $   32.08     (0.33)           0.29 (1)     (0.04)            --              --            --           --
2001         $   45.92     (0.12)          (9.02)        (9.14)            --           (4.70)           --        (4.70)
----------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
----------------------------------------------------------
2006*        $   16.06     (0.04) (4)       2.55          2.51             --              --            --           --
2005         $   13.92     (0.11) (4)       2.25          2.14             --              --            --           --
2004         $   12.27     (0.02)           2.95          2.93             --           (1.23)        (0.05)       (1.28)
2003         $    9.30     (0.02)           3.00          2.98          (0.01)             --            --        (0.01)
2002 (2)     $   10.00        --           (0.70)        (0.70)            --              --            --           --
----------------------------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------------------------
2006*        $    6.59     (0.05)           1.62          1.57             --              --            --           --
2005         $    5.55     (0.03)           1.07          1.04             --              --            --           --
2004         $    5.31     (0.10)           0.34          0.24             --              --            --           --
2003         $    3.03     (0.04)           2.32          2.28             --              --            --           --
2002         $    4.88     (0.06)          (1.79)        (1.85)            --              --            --           --
2001         $   32.69     (0.15)         (23.42)       (23.57)            --           (4.24)           --        (4.24)
----------------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
----------------------------------------------------------
2006*        $    7.10     (0.04)           1.28          1.24             --              --            --           --
2005         $    5.82     (0.02)           1.30          1.28             --              --            --           --
2004         $    6.05     (0.07)          (0.16)        (0.23)            --              --            --           --
2003         $    4.03     (0.04)           2.06          2.02             --              --            --           --
2002         $    5.76        --           (1.73)        (1.73)            --              --            --           --
2001         $   24.74     (0.09)         (14.96)       (15.05)            --           (3.93)           --        (3.93)
----------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
----------------------------------------------------------
2006*        $    5.86     (0.01)           1.41          1.40             --              --            --           --
2005         $    4.52     (0.03)           1.37          1.34             --              --            --           --
2004         $    4.34     (0.06)           0.24 (1)      0.18             --              --            --           --
2003         $    2.27     (0.02)           2.09          2.07             --              --            --           --
2002         $    3.29     (0.04)          (0.98)        (1.02)            --              --            --           --
2001 (3)     $   12.52     (0.03)          (9.20)        (9.23)            --              --            --           --
----------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
----------------------------------------------------------
2006*(5)     $   10.00      0.09            0.95          1.04          (0.05)             --            --        (0.05)




                                                                                                   Ratio of net
                                              Net             Ratio of         Ratio of total       investment
          Net asset                       assets end        net expenses          expenses         income (loss)       Portfolio
         value, end         Total          of period         to average          to average         to average         turnover
          of period        return            (000)           net assets++        net assets        net assets++         rate+++
--------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*       $29.71         20.38%+         $292,269             1.25%               1.43%             (0.90)%            68.98%
2005        $24.68         15.71%          $257,149             1.25%               1.44%             (0.91)%           152.96%
2004        $21.33         12.98%          $237,213             1.25%               1.41%             (0.95)%           151.02%
2003        $18.88         49.60%          $192,791             1.25%               1.41%             (0.79)%           187.95%
2002        $12.62        (19.36)%         $144,181             1.25%               1.40%             (0.99)%           188.34%
2001        $15.65        (49.81)%         $241,876             1.25%               1.40%             (0.96)%           176.11%
----------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2006*       $60.43         13.32%+         $618,969             1.40%               1.45%             (0.62)%            37.67%
2005        $56.46         27.90%          $502,108             1.40%               1.44%             (0.90)%            73.50%
2004        $50.02         23.54%          $366,692             1.40%               1.42%             (0.85)%           122.45%
2003        $41.38         29.15%          $253,840             1.40%               1.44%             (0.81)%           147.77%
2002        $32.04         (0.12)%         $178,130             1.31%               1.42%             (0.88)%            88.89%
2001        $32.08        (20.23)%         $160,010             1.25%               1.40%             (0.50)%           121.96%
----------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
----------------------------------------------------------
2006*       $18.57         15.63%+         $ 81,355             1.28%               1.66%             (0.49)%            71.69%
2005        $16.06         15.37%          $ 67,713             1.43%               1.67%             (0.71)%           170.22%
2004        $13.92         24.75%          $ 29,171             1.35%               1.94%             (0.25)%           221.99%
2003        $12.27         32.04%          $ 12,557             1.32%               2.05%             (0.26)%           287.39%
2002 (2)    $ 9.30         (7.00)%+        $  7,260             1.35%               3.02%             (0.07)%            86.94%
----------------------------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------------------------
2006*       $ 8.16         23.82%+         $ 15,542             1.52%               1.71%             (1.32)%            62.74%
2005        $ 6.59         18.74%          $ 12,907             1.29%               1.50%             (1.11)%           156.92%
2004        $ 5.55          4.52%          $ 16,030             1.65%               1.80%             (1.50)%           331.52%
2003        $ 5.31         75.25%          $ 19,696             1.13%               1.49%             (0.97)%           523.75%
2002        $ 3.03        (37.91)%         $ 11,662             0.88%               1.43%             (0.84)%           734.40%
2001        $ 4.88        (81.12)%         $ 25,147             1.21%               1.58%             (1.10)%           727.24%
----------------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
----------------------------------------------------------
2006*       $ 8.34         17.46%+         $ 41,746             1.73%               1.95%             (1.23)%           132.97%
2005        $ 7.10         21.99%          $ 30,779             1.15%               1.41%             (0.57)%           329.52%
2004        $ 5.82         (3.80)%         $ 39,109             1.42%               1.57%             (0.99)%           498.78%
2003        $ 6.05         50.12%          $ 47,004             1.23%               1.60%             (0.90)%           762.18%
2002        $ 4.03        (30.03)%         $ 29,182             0.30%               1.17%             (0.03)%         1,182.61%
2001        $ 5.76        (70.40)%         $ 56,803             1.05%               1.32%             (0.76)%         1,117.77%
----------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
----------------------------------------------------------
2006*       $ 7.26         23.89%+         $ 28,637             1.61%               1.94%             (0.56)%            75.16%
2005        $ 5.86         29.65%          $  9,144             1.36%               1.87%             (1.14)%           226.82%
2004        $ 4.52          4.15%          $ 10,805             1.18%               1.51%             (0.83)%           382.08%
2003        $ 4.34         91.19%          $ 13,468             1.16%               1.99%             (0.95)%           451.37%
2002        $ 2.27        (31.00)%         $  3,198             0.98%               2.04%             (0.92)%           754.09%
2001 (3)    $ 3.29        (73.72)%         $  6,144             1.28%               3.13%             (1.04)%           758.98%
----------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
----------------------------------------------------------
2006*(5)    $10.99         10.40%+         $    552             0.59%               7.87%              1.70%            164.53%


* For the six-month period ended March 31, 2006, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of fees paid indirectly, waivers and/or reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(3) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.
(4)  Based on average shares outstanding.
(5) Commenced operations on October 10, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


70 & 71  TURNER FUNDS 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2006


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven active portfolios as of March 31, 2006. The financial statements included herein are those of the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Strategic Growth Fund (the "Strategic Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund") and the Turner Large Cap Value Fund (the "Large Cap Value Fund"), each a "Fund" and collectively the "Funds." The Large Cap Value Fund commenced operations on October 10, 2005.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund, the Strategic Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund. Prior to the reorganization, the Constellation TIP Tax Managed U.S. Equity Fund changed its name to the Constellation TIP Core Growth Fund. It also changed the Fund's non-fundamental investment objective from seeking long-term capital appreciation while attempting to minimize the impact of taxes on returns earned by shareholders to seeking long-term capital appreciation. Each shareholder received a number of shares of the Turner Core Growth Fund, Class I Shares, equal in dollar value and in the number of shares of the Constellation TIP Core Growth Fund.

The Turner Core Growth Fund's Statement of Changes includes activity of the Constellation TIP Core Growth Fund prior to the reorganization on February 25, 2005.

As of March 31, 2006, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Small Cap Growth, Micro Cap Growth and Small Cap Equity Funds were closed to new investors on July 31, 2004, March 7, 2000 and May 1, 2005, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.


72 TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


     EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

     CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Mutual Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Company (the "Distributor") provides distribution services and shareholder servicing to the Funds under separate Distribution and Shareholder Servicing Agreements. Prior to January 1, 2006, Constellation Investment Distribution Company, Inc. provided distribution services and shareholder servicing to the Funds.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Turner has contractually agreed to limit its administrator fee in the Core Growth Fund, Class I Shares to 0.05% through January 31, 2007. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six months ended March 31, 2006, SEI was paid $451,094 by Turner.

The Core Growth, Midcap Growth, and Small Cap Equity Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted with respect to distribution fees only, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate distribution fees of 0.25% of the Midcap Growth and the Small Cap Equity Funds' Class II Shares' average daily net assets. In addition, under the Class II Plan, aggregate fees not exceeding 0.25% of the Midcap Growth and the Core Growth Funds' Class II Shares' average daily net assets are paid to servicing agents in return for providing a broad range of shareholder services. Effective December 1, 2005 the Small Cap Equity Fund has voluntarily agreed to waive its distribution fee.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds during the six months ended March 31, 2006:

                                                  AMOUNT
                                               -----------
Large Cap Growth Fund                          $    41,278
Core Growth Fund                                    14,704
Strategic Growth Fund                                2,775
Midcap Growth Fund                                 729,823
Small Cap Growth Fund                              174,609
Micro Cap Growth Fund                              454,476
Small Cap Equity Fund                               36,373
Technology Fund                                      8,307
Concentrated Growth Fund                            12,537
New Enterprise Fund                                  8,134
Large Cap Value Fund                                   505


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Equity Fund.

For its services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain Funds are as follows:


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          ADVISORY FEES    TOTAL EXPENSE CAP
                          -------------    -----------------
Large Cap Growth Fund          0.60%            0.75%
Core Growth Fund               0.75             0.59(1),(4)
Strategic Growth Fund          0.75             1.25(3)
Midcap Growth Fund             0.75             1.25(1)
Small Cap Growth Fund          1.00             1.25
Micro Cap Growth Fund          1.00             1.40
Small Cap Equity Fund(2)       0.95             1.45
Large Cap Value Fund           0.60             0.59(5)


(1) REPRESENTS MAXIMUM EXPENSE CAP FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.
(2) TURNER INVESTMENT MANAGEMENT LLC HAS CONTRACTUALLY AGREED TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2007.
(3) TURNER INVESTMENT PARTNERS, INC. HAS CONTRACTUALLY AGREED TO WAIVE FUND EXPENSES TO KEEP THE FUND'S NET TOTAL OPERATING EXPENSES FROM EXCEEDING 1.25% THROUGH JANUARY 31, 2007.
(4) PRIOR TO THE REORGANIZATION OF THE CONSTELLATION TIP CORE GROWTH FUND ON FEBRUARY 25, 2005, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.25%.
(5) TURNER INVESTMENT PARTNERS, INC. HAS CONTRACTUALLY AGREED TO WAIVE FUND EXPENSES TO KEEP THE FUND'S NET TOTAL OPERATING EXPENSES FROM EXCEEDING 0.59% THROUGH JANUARY 31, 2007.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. Effective April 1, 2005, the Fund's base fee (1.10% for all Funds) is accrued daily and paid monthly, based on the Fund's average net assets during the current month. Prior to April 1, 2005, the Fund's advisory fee was accrued daily based on the lowest advisory fee rate (0.70% for all Funds) and adjusted at month end for relative performance.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:


                                BASE        ANNUAL                      OTHER
                              ADVISORY    ADJUSTMENT     BENCHMARK     EXPENSES
                                 FEE         RATE      THRESHOLD(1)      CAP
                              --------    ----------   ------------    --------
Technology Fund                 1.10%     +/-0.40%      +/-2.00%         0.50%
Concentrated Growth Fund        1.10      +/-0.40       +/-2.50          0.25
New Enterprise Fund             1.10      +/-0.40       +/-2.50          0.25


(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.


During the six months ended March 31, 2006, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:


                                    BASE                           NET ADVISER
                                   ADVISER        PERFORMANCE      FEE BEFORE
                                     FEE           ADJUSTMENT        WAIVERS
                                  ---------        ----------      -----------
Technology Fund                   $  77,170         $ (5,770)       $  71,400
Concentrated Growth Fund            188,884            65,099         253,983
New Enterprise Fund                  89,503            21,357         110,860


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2006, were as follows
(000):

                                   PURCHASES        SALES
                                     (000)          (000)
                                  ----------     ---------
Large Cap Growth Fund             $   36,714     $  70,412
Core Growth Fund                      57,219        33,326
Strategic Growth Fund                  9,997         6,857
Midcap Growth Fund                   662,522       595,425
Small Cap Growth Fund                182,417       201,451
Micro Cap Growth Fund                230,143       180,896
Small Cap Equity Fund                 53,421        50,209
Technology Fund                        8,762         9,061
Concentrated Growth Fund              49,074        44,770
New Enterprise Fund                   28,277        12,507
Large Cap Value Fund                   1,361           865


7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends and distributions from net investment income and net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts deter


74   TURNER FUNDS 2006 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

mined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales and net operating losses. The character of dividends and distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2005 and September 30, 2004 were as follows (000):

                          ORDINARY       LONG-TERM     RETURN OF
                           INCOME      CAPITAL GAIN     CAPITAL        TOTAL
                          --------     ------------    ---------    ----------
Large Cap Growth Fund
       2005               $    53        $    --         $ --        $    53
       2004                    87             --           --             87

Micro Cap Growth Fund
       2005                 7,955         40,633           --         48,588
       2004                   330          6,184           --          6,514

Small Cap Equity Fund
       2005                    --             --           --             --
       2004                 1,006            310           51          1,367


As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                TOTAL
                                                                                                           DISTRIBUTABLE
                            UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL        POST-       UNREALIZED        EARNINGS
                              ORDINARY         LONG-TERM          LOSS         OCTOBER     APPRECIATION     (ACCUMULATED
                               INCOME        CAPITAL GAIN     CARRYFORWARD     LOSSES     (DEPRECIATION)       LOSSES)
                            -------------    -------------    ------------     -------    --------------    ------------
Large Cap Growth Fund         $     82        $      --        $ (23,756)       $ --       $   7,360        $  (16,314)
Core Growth Fund                    65               --           (1,576)         --           3,896             2,385
Strategic Growth Fund               --               --          (13,046)         --           1,067           (11,979)
Midcap Growth Fund                  --               --         (494,561)         --         199,593          (294,968)
Small Cap Growth Fund               --               --         (132,053)         --          46,450           (85,603)
Micro Cap Growth Fund            8,774           20,019                --         --         136,797           165,590
Small Cap Equity Fund               --               --             (209)        (10)          8,738             8,519
Technology Fund                     --               --         (129,813)         --           2,474          (127,339)
Concentrated Growth Fund            --               --         (156,452)        (81)          3,325          (153,208)
New Enterprise Fund                 --               --           (8,630)         --           1,823            (6,807)



Post-October losses represent losses realized on investment transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                  EXPIRING SEPTEMBER 30,
                             -------------------------------------------------------------------------------------------------
                                   2009                2010                 2011                2013               TOTAL
                             ----------------   ------------------   ------------------  -----------------  ------------------
Large Cap Growth Fund           $     --           $    8,618            $  15,138             $  --            $ 23,756
Core Growth Fund                      --                   --                1,576                --               1,576
Strategic Growth Fund              1,508                8,526                3,012                --              13,046
Midcap Growth Fund                    --              365,062              129,499                --             494,561
Small Cap Growth Fund                 --              106,059               25,994                --             132,053
Small Cap Equity Fund                 --                   --                   --               209                 209
Technology Fund                   13,243              108,584                7,986                --             129,813
Concentrated Growth Fund          11,073              132,529               12,850                --             156,452
New Enterprise Fund                  815                7,183                  385               247               8,630



                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------

During the year ended September 30, 2005, the Large Cap Growth Fund, Core Growth Fund, Strategic Growth Fund, Midcap Growth Fund, Small Cap Growth Fund, Technology Fund, and Concentrated Growth Fund utilized capital loss carryforwards of $6,776,047, $419,358, $344,483, $116,510,771, $21,241,133,
$748,146, and $893,945, respectively, to offset capital gains.

At March 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                            NET
                              FEDERAL      UNREALIZED     UNREALIZED    UNREALIZED
                             TAX COST     APPRECIATION   DEPRECIATION  APPRECIATION
                           ------------   ------------   ------------  -------------
Large Cap Growth Fund      $     10,403    $    2,773     $     (39)    $    2,734
Core Growth Fund                 61,473         9,238          (806)         8,432
Strategic Growth Fund            10,039         1,991          (146)         1,845
Midcap Growth Fund            1,015,178       309,189        (9,942)       299,247
Small Cap Growth Fund           242,249        86,551          (995)        85,556
Micro Cap Growth Fund           597,679       200,440        (4,905)       195,535
Small Cap Equity Fund            68,903        14,835          (558)        14,277
Technology Fund                  11,021         4,681          (136)         4,545
Concentrated Growth Fund         34,795         6,881          (572)         6,309
New Enterprise Fund              27,334         5,159          (541)         4,618
Large Cap Value Fund                530            31            (7)            24



 8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

10. SUBSEQUENT EVENTS:

On February 24, 2006, the Board of Trustees approved the reorganization of the Turner Strategic Growth Fund into a corresponding shell portfolio of the Phoenix Opportunities Trust. The shareholder meeting is scheduled for June 8, 2006 and the transaction is expected to occur in June 2006.

On May 18, 2006, the Board of Trustees approved the reorganization of the Technology Fund into the New Enterprise Fund. The shareholder meeting is scheduled for July 2006.


76   TURNER FUNDS 2006 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)
--------------------------------------------------------------------------------

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

On February 24, 2006, the Board held a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Turner Investment Partners, Inc. and Turner Investment Management LLC (each an "Adviser" and together the "Advisers").

The materials described, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three and five year periods compared to each Fund's respective peer group for the one-, three- and five- year periods; (3) the contractual and actual compensation to be paid under the Advisory Agreements as compared to the compensation paid to relevant Morningstar peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2005; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; and (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential. At the meeting, representatives from the Advisers presented additional oral and written information to the Trustees to help them evaluate the Advisers' fees and other aspects of their Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that they received before the meeting and the Advisers' oral presentation and any other information that the Trustees received at the meeting, and deliberated on the approval of the Advisers' Advisory Agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Advisers and the Advisory Agreements: the performance of the Funds was generally competitive (in some cases performance was higher than the median and in others it was lower); the advisory fees were generally competitive (in some cases they were above the median and in other cases they were below the median); and the gross and net total expense ratios of the Funds were generally competitive (while in some cases the gross total expense ratio was higher than the median, the net total expense ratios of all of the Funds were below their respective medians). The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Advisers in advising the Funds; the profits earned by the Advisers seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund was not large enough to attain significant economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Advisers' Advisory Agreements were fair and reasonable; (b) concluded that the Advisers' fees are reasonable in light of the services that they provide to the Funds; and (c) agreed to renew the Advisory Agreements for another year.


                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 77

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.


                          BEGINNING    ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                            VALUE       VALUE       EXPENSE    DURING
                          10/01/05     3/31/06      RATIOS     PERIOD*
----------------------------------------------------------------------
Turner Large Cap Growth Fund
----------------------------------------------------------------------
   Actual Fund Return    $1,000.00    $1,065.50      0.75%      $3.86
   Hypothetical 5%
     Return               1,000.00     1,021.19      0.75        3.78
----------------------------------------------------------------------
Turner Core Growth Fund Class I Shares
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,092.90      0.59        3.08
   Hypothetical 5%
     Return               1,000.00     1,021.99      0.59        2.97
----------------------------------------------------------------------
Turner Core Growth Fund Class II Shares
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,089.90      0.94        4.90
   Hypothetical 5%
     Return               1,000.00     1,020.24      0.94        4.73
----------------------------------------------------------------------
Turner Strategic Growth Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,130.10      1.25        6.64
   Hypothetical 5%
     Return               1,000.00     1,018.70      1.25        6.29
----------------------------------------------------------------------
Turner Midcap Growth Fund Class I Shares
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,159.20      1.18        6.35
   Hypothetical 5%
     Return               1,000.00     1,019.05      1.18        5.94
----------------------------------------------------------------------
Turner Midcap Growth Fund Class II Shares
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,156.00      1.68        9.03
   Hypothetical 5%
     Return               1,000.00     1,016.55      1.68        8.45
----------------------------------------------------------------------
Turner Small Cap Growth Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,203.80      1.25        6.87
   Hypothetical 5%
     Return               1,000.00     1,018.70      1.25        6.29
----------------------------------------------------------------------


                          BEGINNING    ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                            VALUE       VALUE       EXPENSE    DURING
                          10/01/05     3/31/06      RATIOS     PERIOD*
----------------------------------------------------------------------
Turner Micro Cap Growth Fund
----------------------------------------------------------------------
   Actual Fund Return    $1,000.00    $1,133.20      1.40%      $7.45
   Hypothetical 5%
     Return               1,000.00     1,017.95      1.40        7.04
----------------------------------------------------------------------
Turner Small Cap Equity Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,156.30      1.28        6.88
   Hypothetical 5%
     Return               1,000.00     1,018.55      1.28        6.44
----------------------------------------------------------------------
Turner Technology Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,238.20      1.52        8.48
   Hypothetical 5%
     Return               1,000.00     1,017.35      1.52        7.64
----------------------------------------------------------------------
Turner Concentrated Growth Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,174.60      1.73        9.38
   Hypothetical 5%
     Return               1,000.00     1,016.31      1.73        8.70
----------------------------------------------------------------------
Turner New Enterprise Fund
---------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,238.90      1.61        8.99
   Hypothetical 5%
     Return               1,000.00     1,016.90      1.61        8.10
----------------------------------------------------------------------
Turner Large Cap Value Fund
----------------------------------------------------------------------
   Actual Fund Return     1,000.00     1,104.00      0.59        2.92**
   Hypothetical 5%
     Return               1,000.00     1,021.99      0.59        2.81**
----------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/05 - 3/31/06).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 172/365 (to reflect the period from inception to date, 10/10/05 - 3/31/06).


78  TURNER FUNDS 2006 SEMIANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK












                                          TURNER FUNDS 2006 SEMIANNUAL REPORT 79

--------------------------------------------------------------------------------

TURNER FUNDS



TURNER FUNDS' TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC
Berwyn, Pennsylvania

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION COMPANY
Oaks, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.




The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, WWW.TURNERINVESTMENTS.COM and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


80  TURNER FUNDS 2006 SEMIANNUAL REPORT

[BLANK PAGE]

TURNER FUNDS
----------------------------------------

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email: mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com


TUR-SA-002-0500

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      Turner Funds


By (Signature and Title)*                         /s/ Thomas R. Trala, Jr.
                                                  ------------------------------
                                                  Thomas R. Trala, Jr.,
                                                  President and CEO

Date: June 2, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Thomas R. Trala, Jr.
                                                  ------------------------------
                                                  Thomas R. Trala, Jr.,
                                                  President and CEO

Date: June 2, 2006


By (Signature and Title)*                         /s/ Michael Lawson
                                                  ------------------------------
                                                  Michael Lawson,
                                                  Controller and CFO

Date: June 2, 2006

* Print the name and title of each signing officer under his or her signature.